UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2014

(Unaudited)

Semi-Annual Report

Touchstone Investment Trust

Touchstone Active Bond Fund

(formerly known as Touchstone Core Bond Fund)

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

This report identifies the Funds’ investments on March 31, 2014. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments

March 31, 2014 (Unaudited)

The illustrations below provide each Fund’s portfolio allocation and/or credit quality allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	40.8%
AA/Aa	4.6
A/A	11.0
BBB/Baa	21.4
BB/Ba	9.5
B/B	7.2
CCC	1.5
CC	0.7
NR	3.3
Total	100.0%

Touchstone High Yield Fund
Credit Quality*	(% of Investment Securities)
BBB/Baa	3.3%
BB/Ba	41.5
B/B	53.2
CCC	2.0
Total	100.0%

Touchstone Institutional Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1	96.2%
P-2, A-2 lower	0.8
FW1(NR)**	3.0
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	36.9%
U.S. Government Agency Obligations	22.0
Corporate Bonds	14.8
Repurchase Agreement	12.6
Certificates of Deposit	5.6
Commercial Paper	4.4
Municipal Bonds	4.3
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%

Touchstone Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1	95.3%
P-2, A-2 lower	0.8
FW1(NR)**	3.9
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	51.6%
U.S. Government Agency Securities	20.2
Corporate Bonds	17.1
Municipal Bonds	4.7
Commercial Paper	3.4
Certificates of Deposit	3.3
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

*	Credit quality may be rated by Standard & Poor's, Moody's and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used, if none of the agencies rate the bond, the bond will be classified as not-rated.
**	Equivalent to Standard and Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Advisors, Inc.

3

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 43.5%

	Financials — 11.5%
$11,000	Aircastle Ltd., 6.250%, 12/1/19	$11,880
74,000	Ally Financial, Inc., 8.000%, 12/31/18	88,245
151,000	Ally Financial, Inc., 8.000%, 11/1/31	184,220
480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	497,164
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	314,254
452,000	Bank of America NA, 5.300%, 3/15/17	497,402
280,000	Boston Properties LP, 4.125%, 5/15/21	293,913
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	312,674
300,000	CIT Group, Inc., 5.000%, 5/15/17	320,625
34,000	CIT Group, Inc., 5.000%, 8/15/22	35,275
500,000	Citigroup, Inc., 3.375%, 3/1/23	483,522
17,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	17,680
39,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	39,634
48,000	First Cash Financial Services, Inc., 144a,
	6.750%, 4/1/21	49,200
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	897,504
900,000	General Electric Capital Corp.,
	6.250%, 12/15/49(A)	963,000
605,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	664,431
85,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	83,938
310,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	312,060
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	480,679
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	200,591
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	190,765
9,000	International Lease Finance Corp.,
	4.625%, 4/15/21	9,000
9,000	International Lease Finance Corp.,
	6.250%, 5/15/19	9,922
275,000	JPMorgan Chase & Co.,
	4.350%, 8/15/21	294,771
465,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	533,687
125,000	KeyCorp MTN, 5.100%, 3/24/21	139,525
440,000	Morgan Stanley, 3.750%, 2/25/23	437,211
46,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	49,220
53,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	56,975
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	46,870
300,000	Omega Healthcare Investors, Inc., REIT,
	144a, 4.950%, 4/1/24	293,632
82,000	PHH Corp., 6.375%, 8/15/21	84,665
143,000	PHH Corp., 7.375%, 9/1/19	158,015
500,000	PNC Bank NA, 2.700%, 11/1/22	469,707
192,000	Protective Life Corp., 7.375%, 10/15/19	233,096
170,000	Santander Holdings USA, Inc.,
	4.625%, 4/19/16	181,347
915,000	Simon Property Group LP,
	4.125%, 12/1/21	975,150
40,000	SLM Corp. MTN, 5.500%, 1/15/19	42,300
75,000	SLM Corp. MTN, 6.250%, 1/25/16	80,625
133,000	SunTrust Bank, 7.250%, 3/15/18	156,199
465,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	610,189
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	321,748
		12,122,510

	Energy — 8.4%
155,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 3/15/24	154,612
13,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	5.875%, 8/1/23	12,838
35,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	37,275
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	71,941
7,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	7,595
52,000	Bill Barrett Corp., 7.000%, 10/15/22	54,730
18,000	Bill Barrett Corp., 7.625%, 10/1/19	19,508
70,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	73,500
505,000	Canadian Natural Resources Ltd.,
	6.250%, 3/15/38	604,005
16,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	17,600
33,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	35,392
46,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	51,635
7,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	7,945
7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	7,175
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	31,248
890,000	CNOOC Finance 2012 Ltd., 144a,
	3.875%, 5/2/22	874,854
10,000	CONSOL Energy, Inc., 8.000%, 4/1/17	10,438
10,000	CONSOL Energy, Inc., 8.250%, 4/1/20	10,862
565,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	639,156

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.5% (Continued)

	Energy — (Continued)
$42,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 6.125%, 3/1/22	$43,890
735,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	789,819
57,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	59,422
225,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	252,238
229,000	Enbridge Energy Partners LP,
	9.875%, 3/1/19	299,999
97,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	101,486
102,000	Exterran Partners LP / EXLP Finance
	Corp., 6.000%, 4/1/21	101,490
40,000	Forest Oil Corp., 7.250%, 6/15/19†	35,050
83,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	85,905
5,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	5,381
34,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	36,465
33,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	36,135
118,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	127,735
62,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	60,915
68,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	71,485
112,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	121,660
18,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	18,630
160,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	168,400
65,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	66,212
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	229,486
76,000	Newfield Exploration Co.,
	6.875%, 2/1/20	80,940
57,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	58,710
25,000	NuStar Logistics LP, 4.800%, 9/1/20	24,625
17,000	NuStar Logistics LP, 6.750%, 2/1/21	18,381
64,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	69,280
96,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	95,280
55,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	59,400
80,000	Peabody Energy Corp.,
	6.000%, 11/15/18	83,900
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	505,660
510,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	532,950
55,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	58,025
111,000	Plains Exploration & Production Co.,
	6.750%, 2/1/22	122,655
781,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	868,862
37,000	QEP Resources, Inc., 6.800%, 3/1/20	39,821
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,275
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	17,128
78,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	80,438
8,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	8,480
240,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	258,600
39,000	SemGroup Corp., 7.500%, 6/15/21	42,315
47,000	SESI LLC, 7.125%, 12/15/21	52,405
79,000	Tengizchevoil Finance Co. SARL, 144a,
	6.124%, 11/15/14	79,904
29,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	30,305
57,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	57,855
71,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	75,082
72,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	77,400
		8,853,788

	Consumer Discretionary — 5.7%
20,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	21,700
57,000	AMC Networks, Inc., 7.750%, 7/15/21	64,268
44,824	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	46,729
42,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	44,730
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	447,743
21,000	ARAMARK Corp., 5.750%, 3/15/20	22,181
28,000	AutoNation, Inc., 5.500%, 2/1/20	30,380
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	311,226
88,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	86,900

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.5% (Continued)

	Consumer Discretionary — (Continued)
$3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	$2,978
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,239
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	26,719
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	39,128
85,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	88,825
27,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	28,856
66,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	65,670
200,000	Comcast Corp., 4.650%, 7/15/42	199,486
114,000	Delphi Corp., 5.000%, 2/15/23	120,840
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	224,802
33,000	DISH DBS Corp., 4.250%, 4/1/18	34,444
55,000	DISH DBS Corp., 5.875%, 7/15/22	58,712
20,000	DISH DBS Corp., 7.875%, 9/1/19	23,650
13,000	DR Horton, Inc., 4.375%, 9/15/22	12,740
39,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	42,510
52,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	61,490
41,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	41,615
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	266,969
56,000	Ingles Markets, Inc., 5.750%, 6/15/23	56,000
70,000	International Game Technology,
	5.500%, 6/15/20	75,785
30,000	Jarden Corp., 6.125%, 11/15/22	32,250
42,000	KB Home, 7.000%, 12/15/21	45,202
44,000	Lamar Media Corp., 5.875%, 2/1/22	46,640
12,000	Libbey Glass, Inc., 6.875%, 5/15/20	13,110
19,000	LKQ Corp., 144a, 4.750%, 5/15/23	18,002
60,000	Ltd. Brands, Inc., 5.625%, 2/15/22	63,375
104,000	Meritage Homes Corp.,
	7.150%, 4/15/20	115,960
329,000	MGM Resorts International,
	5.250%, 3/31/20†	338,870
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	179,679
34,000	Netflix, Inc., 144a, 5.750%, 3/1/24	35,190
210,000	News America, Inc., 6.900%, 3/1/19	252,647
3,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	3,135
187,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	187,468
75,000	QVC, Inc., 5.125%, 7/2/22	77,805
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 8.250%, 2/15/21	32,738
20,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	20,500
69,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	74,002
172,000	Sabre, Inc., 144a, 8.500%, 5/15/19	190,060
80,000	Service Corp. International/US,
	8.000%, 11/15/21	92,600
6,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	5,955
108,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	109,350
21,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	20,528
72,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	74,160
41,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	43,152
91,000	Stackpole International Intermediate /
	Stackpole International Powder /
	Stackpl, 144a, 7.750%, 10/15/21	97,484
17,000	Standard Pacific Corp.,
	8.375%, 1/15/21	20,102
200,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	210,200
63,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	64,732
18,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,125
45,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.625%, 3/1/24	44,438
13,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	14,332
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,170
22,000	Tenneco, Inc., 7.750%, 8/15/18	23,292
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	460,628
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,380
6,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	6,442
35,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	35,962
330,000	Viacom, Inc., 6.250%, 4/30/16	365,632
9,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	9,292
18,000	Visteon Corp., 6.750%, 4/15/19	18,922
7,000	William Lyon Homes, Inc., 144a,
	5.750%, 4/15/19	7,088
		6,070,914

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.5% (Continued)

	Telecommunication Services — 3.5%
$120,000	America Movil SAB DE CV,
	2.375%, 9/8/16	$123,480
335,000	AT&T, Inc., 5.500%, 2/1/18	377,969
325,000	CenturyLink, Inc., 5.150%, 6/15/17	348,562
6,000	CenturyLink, Inc., 5.625%, 4/1/20	6,308
30,000	CenturyLink, Inc., 5.800%, 3/15/22	30,675
52,000	CenturyLink, Inc., 6.450%, 6/15/21	55,900
46,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	50,370
10,000	Frontier Communications Corp.,
	8.125%, 10/1/18	11,675
57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	66,262
102,000	GCI, Inc., 8.625%, 11/15/19	109,140
178,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	193,130
480,000	Orange SA (France), 2.750%, 2/6/19	486,056
23,000	Softbank Corp., 144a, 4.500%, 4/15/20	22,885
12,000	Sprint Capital Corp., 6.875%, 11/15/28	11,640
116,000	Sprint Capital Corp., 6.900%, 5/1/19	127,310
25,000	Sprint Capital Corp., 8.750%, 3/15/32	27,500
15,000	Sprint Nextel Corp., 6.000%, 11/15/22	15,281
130,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	149,825
56,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	68,460
52,000	Telecom Italia Capital SA,
	6.999%, 6/4/18	58,955
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	214,706
6,000	T-Mobile USA, Inc., 5.250%, 9/1/18	6,345
22,000	T-Mobile USA, Inc., 6.125%, 1/15/22	23,045
28,000	T-Mobile USA, Inc., 6.250%, 4/1/21	29,610
5,000	T-Mobile USA, Inc., 6.464%, 4/28/19	5,349
111,000	T-Mobile USA, Inc., 6.542%, 4/28/20	119,464
12,000	T-Mobile USA, Inc., 6.836%, 4/28/23	12,870
252,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	277,830
5,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	5,450
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	319,751
10,000	Videotron Ltd., 5.000%, 7/15/22	10,025
45,000	West Corp., 8.625%, 10/1/18	48,262
32,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	33,680
233,000	Windstream Corp., 7.875%, 11/1/17	267,368
		3,715,138

	Materials — 3.1%
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	37,170
144,000	ArcelorMittal, 5.750%, 8/5/20	153,000
50,000	ArcelorMittal (Luxembourg),
	6.750%, 2/25/22	54,875
275,000	Barrick Gold Corp., 3.850%, 4/1/22	262,674
42,000	Cascades, Inc., 7.750%, 12/15/17	43,785
38,000	Cascades, Inc., 7.875%, 1/15/20	40,660
29,000	Chemtura Corp., 5.750%, 7/15/21	30,088
530,000	Domtar Corp., 10.750%, 6/1/17	665,410
72,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	77,580
8,000	HudBay Minerals, Inc., 9.500%, 10/1/20	8,560
20,000	Huntsman International LLC,
	4.875%, 11/15/20	20,125
7,000	Imperial Metals Corp. (Canada), 144a,
	7.000%, 3/15/19	7,140
29,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	29,652
30,000	Koppers, Inc., 7.875%, 12/1/19	32,175
150,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	166,125
10,000	Novelis, Inc., 8.375%, 12/15/17	10,700
215,000	PolyOne Corp., 5.250%, 3/15/23	216,075
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	512,068
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	243,626
27,000	Steel Dynamics, Inc., 7.625%, 3/15/20	29,228
11,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	12,018
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	68,480
17,000	Vulcan Materials Co., 7.500%, 6/15/21	20,018
260,000	Xstrata Finance Canada Ltd., 144a,
	3.600%, 1/15/17	270,779
280,000	Xstrata Finance Canada Ltd., 144a,
	5.800%, 11/15/16	308,268
		3,320,279

	Utilities — 3.1%
11,000	AES Corp., 5.500%, 3/15/24	10,918
874,000	Alabama Power Capital Trust V,
	3.347%, 10/1/42(A)	816,656
24,000	Calpine Corp., 144a, 7.500%, 2/15/21	26,220
14,000	Calpine Corp., 144a, 7.875%, 7/31/20	15,400
119,000	Calpine Corp., 144a, 7.875%, 1/15/23	133,280
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	357,677
575,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	668,547
94,000	DPL, Inc., 7.250%, 10/15/21	97,055
265,000	Iberdrola International BV,
	6.750%, 7/15/36	307,369
129,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	135,450
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	131,707
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	221,062
15,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	6.875%, 10/15/21	15,600

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.5% (Continued)

	Utilities — (Continued)
$77,000	NRG Energy, Inc., 144a,
	6.250%, 7/15/22	$79,310
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	207,772
18,000	Sabine Pass LNG LP, 6.500%, 11/1/20	18,900
		3,242,923

	Industrials — 2.9%
250,000	Air Lease Corp., 5.625%, 4/1/17	276,250
106,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	108,915
67,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	67,335
60,000	B/E Aerospace, Inc., 5.250%, 4/1/22	61,725
2,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	2,019
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	217,732
10,000	BWAY Holding Co., 10.000%, 6/15/18	10,650
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	57,510
7,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	7,919
22,299	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	24,417
158,000	Con-way, Inc., 6.700%, 5/1/34	169,528
14,000	Covanta Holding Corp.,
	5.875%, 3/1/24	14,221
22,000	DigitalGlobe, Inc., 5.250%, 2/1/21	21,725
19,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	21,138
400,000	FedEx Corp., 5.100%, 1/15/44	414,603
8,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	8,530
34,000	Griffon Corp., 144a, 5.250%, 3/1/22	33,660
51,000	Hertz Corp. (The), 6.250%, 10/15/22†	54,570
20,000	Huntington Ingalls Industries, Inc.,
	7.125%, 3/15/21	22,075
80,000	Hutchison Whampoa International
	09/19 Ltd., 144a, 5.750%, 9/11/19	91,345
47,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	50,290
25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	28,750
66,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	69,218
29,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	30,414
57,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	58,282
13,000	Nielsen Co. Luxembourg SARL, 144a,
	5.500%, 10/1/21	13,569
32,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	32,240
48,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	48,120
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	398,969
370,000	Republic Services, Inc., 3.550%, 6/1/22	370,655
2,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	2,325
34,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	34,595
50,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	53,000
6,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	6,420
27,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	29,801
100,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	112,125
29,000	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	29,362
26,000	West Corp., 7.875%, 1/15/19	27,885
		3,081,887

	Consumer Staples — 2.5%
66,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	72,352
109,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	106,548
400,000	CVS Caremark Corp., 2.250%, 12/5/18	400,318
11,000	Del Monte Corp., 7.625%, 2/15/19	11,461
88,000	Ingredion, Inc., 4.625%, 11/1/20	93,337
67,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	71,355
15,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	16,425
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	663,079
500,000	Kroger Co. (The), 5.000%, 4/15/42	501,775
60,000	Post Holdings, Inc., 7.375%, 2/15/22	64,500
47,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	50,525
73,000	Smithfield Foods, Inc., 6.625%, 8/15/22	78,840
50,000	Sun Merger Sub, Inc., 144a,
	5.250%, 8/1/18	51,938
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	465,225
		2,647,678

	Health Care — 1.5%
156,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	169,260
14,000	Grifols Worldwide Operations Ltd.
	(Ireland), 144a, 5.250%, 4/1/22	14,315
121,000	HCA, Inc., 5.000%, 3/15/24	121,227

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.5% (Continued)

	Health Care — (Continued)
$60,000	HCA, Inc., 5.875%, 3/15/22	$64,650
71,000	HCA, Inc., 6.500%, 2/15/20	79,520
19,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	20,354
44,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	44,110
325,000	Medtronic, Inc., 4.450%, 3/15/20	356,786
37,000	Omnicare, Inc., 7.750%, 6/1/20	40,700
60,000	Res-Care, Inc., 10.750%, 1/15/19	66,600
171,000	Select Medical Corp., 6.375%, 6/1/21	173,565
165,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	176,550
64,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	68,480
70,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	75,600
80,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	88,000
42,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.625%, 12/1/21	44,100
		1,603,817

	Information Technology — 1.3%
95,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	101,650
325,000	Apple, Inc., 1.000%, 5/3/18	315,039
27,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	28,822
50,000	Equinix, Inc., 7.000%, 7/15/21	55,750
100,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	104,608
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,488
91,000	IAC/InterActiveCorp, 4.875%, 11/30/18	94,981
34,000	NCR Corp., 144a, 5.875%, 12/15/21	35,785
385,000	Oracle Corp., 3.875%, 7/15/20	410,477
57,000	Seagate HDD Cayman, 6.875%, 5/1/20	61,916
8,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	7,860
50,000	ViaSat, Inc., 6.875%, 6/15/20	53,625
94,000	Western Union Co. (The),
	5.253%, 4/1/20	101,986
		1,377,987
	Total Corporate Bonds	$46,036,921

	U.S. Government Mortgage-Backed Obligations — 23.4%
96,997	FHLMC, Pool #1B3366,
	2.408%, 3/1/37(A)	102,700
239,493	FHLMC, Pool #1H1348,
	2.265%, 10/1/36(A)	257,805
972,214	FHLMC, Pool #1Q0339,
	2.556%, 4/1/37(A)	1,039,359
52,583	FHLMC, Pool #A12886, 5.000%, 8/1/33	57,749
67,746	FHLMC, Pool #A13842, 6.000%, 9/1/33	75,273
28,806	FHLMC, Pool #A21415, 5.000%, 5/1/34	31,418
70,646	FHLMC, Pool #A35682, 5.000%, 7/1/35	76,929
31,449	FHLMC, Pool #A36523, 5.000%, 8/1/35	34,172
297,657	FHLMC, Pool #A46590, 5.000%, 8/1/35	326,567
81,653	FHLMC, Pool #A56988, 5.500%, 2/1/37	89,632
396,128	FHLMC, Pool #A96485, 4.500%, 1/1/41	422,925
1,307,534	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,404,957
32,558	FHLMC, Pool #C62740, 7.000%, 1/1/32	36,475
25,863	FHLMC, Pool #C71972, 6.500%, 9/1/32	29,023
47,626	FHLMC, Pool #C72254, 6.500%, 7/1/32	54,425
164,660	FHLMC, Pool #C90986, 7.000%, 6/1/26	189,537
69,746	FHLMC, Pool #G02184, 5.000%, 4/1/36	75,875
945,802	FHLMC, Pool #G05733,
	5.000%, 11/1/39	1,038,430
558,384	FHLMC, Pool #J13584,
	3.500%, 11/1/25	585,957
218,571	FNMA, Pool #255628, 5.500%, 2/1/25	241,065
70,737	FNMA, Pool #432269, 6.500%, 8/1/28	79,514
15,230	FNMA, Pool #496848, 6.500%, 6/1/29	17,111
8,947	FNMA, Pool #535290, 8.000%, 5/1/30	10,375
30,073	FNMA, Pool #540040, 7.500%, 6/1/28	31,398
28,725	FNMA, Pool #561741, 7.500%, 1/1/31	32,851
11,557	FNMA, Pool #569874, 8.000%, 2/1/31	12,441
10,037	FNMA, Pool #575501, 6.000%, 5/1/17	10,411
66,407	FNMA, Pool #596500, 6.500%, 7/1/16	68,758
26,894	FNMA, Pool #626811, 6.500%, 6/1/17	28,148
102,180	FNMA, Pool #640291, 7.000%, 8/1/32	113,930
41,570	FNMA, Pool #644869, 7.000%, 6/1/32	43,859
64,259	FNMA, Pool #653301, 6.500%, 7/1/32	72,085
135,115	FNMA, Pool #653502, 6.500%, 7/1/32	151,603
113,160	FNMA, Pool #670402, 6.500%, 6/1/32	127,065
39,808	FNMA, Pool #690208, 6.500%, 3/1/33	44,700
62,604	FNMA, Pool #704460, 6.000%, 5/1/18	65,457
12,050	FNMA, Pool #725906,
	2.383%, 8/1/34(A)	12,903
706,161	FNMA, Pool #745257, 6.000%, 1/1/36	788,661
4,147	FNMA, Pool #745974,
	2.591%, 10/1/36(A)	4,415
240,099	FNMA, Pool #810049, 5.500%, 3/1/35	266,574
477,702	FNMA, Pool #819297, 6.000%, 9/1/35	536,255
140,961	FNMA, Pool #889060, 6.000%, 1/1/38	157,431
303,599	FNMA, Pool #889061, 6.000%, 1/1/38	342,444
126,732	FNMA, Pool #893003, 7.000%, 9/1/36	142,993
52,627	FNMA, Pool #895657, 6.500%, 8/1/36	57,363
476,027	FNMA, Pool #905049, 5.500%, 11/1/36	535,069
847,687	FNMA, Pool #908944, 5.500%, 1/1/37	946,188
1,070,398	FNMA, Pool #928553, 5.500%, 8/1/37	1,202,803
55,339	FNMA, Pool #995220, 6.000%, 11/1/23	60,357
680,486	FNMA, Pool #AA3467, 4.500%, 4/1/39	729,574
1,063,106	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,139,696
191,177	FNMA, Pool #AB1800, 4.000%, 11/1/40	199,069
875,898	FNMA, Pool #AB2452, 4.000%, 3/1/26	929,873
213,683	FNMA, Pool #AB5989, 2.500%, 8/1/27	214,234
291,195	FNMA, Pool #AD3775, 4.500%, 3/1/25	312,777
351,089	FNMA, Pool #AD6193, 5.000%, 6/1/40	383,719
703,917	FNMA, Pool #AE0996, 4.000%, 2/1/41	733,071

9

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 23.4% (Continued)
$464,717	FNMA, Pool #AE1568, 4.000%, 9/1/40	$482,990
1,311,212	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,411,075
303,647	FNMA, Pool #AE5441, 5.000%, 10/1/40	331,992
751,100	FNMA, Pool #AH1135, 5.000%, 1/1/41	822,642
1,139,276	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,197,422
569,228	FNMA, Pool #AH3671, 4.000%, 2/1/26	607,570
965,402	FNMA, Pool #AH6622, 4.000%, 3/1/41	1,007,780
68,146	FNMA, Pool #AI0805, 4.500%, 7/1/41	72,745
1,407,073	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,465,062
390,223	FNMA, Pool #AL0211, 5.000%, 4/1/41	426,820
1,529	GNMA, Pool #434792, 8.000%, 7/15/30	1,595
87,386	GNMA, Pool #5305, 4.000%, 2/20/42	91,950
25,349	GNMA, Pool #748495, 4.000%, 8/15/40	26,658
33,766	GNMA, Pool #8503, 1.625%, 9/20/24(A)	35,083
	Total U.S. Government Mortgage-Backed Obligations	$24,756,832

	U.S. Treasury Obligations — 11.7%
2,075,000	U.S. Treasury Note, 0.750%, 3/15/17	2,067,219
1,340,000	U.S. Treasury Note, 2.750%, 11/15/23	1,346,072
8,215,000	United States Treasury Inflation
	Indexed Bonds, 0.125%, 4/15/16	8,939,993
	Total U.S. Treasury Obligations	$12,353,284

	Asset-Backed Securities — 5.3%
1,500,000	1st Financial Bank USA, Ser 2010-D,
	Class A, 144a, 3.720%, 6/17/19	1,502,342
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	6.710%, 2/25/33(B)	3,751
467,859	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	394,682
295,684	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	340,826
600,000	First Frankin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	489,946
120,483	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	130,480
1,982,289	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,121,640
619,818	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	640,366
8,207	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	8,395
	Total Asset-Backed Securities	$5,632,428

	Commercial Mortgage-Backed Securities — 3.6%
177,183	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.709%, 5/10/45(A)	178,483
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	445,384
334,025	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.585%, 4/10/49(A)	344,085
495,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	502,602
259,323	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	265,995
950,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2005-C1, Class
	A4, 4.619%, 5/10/43	966,122
200,172	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	203,495
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	292,792
150,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(A)	153,235
159,803	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	162,128
261,812	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	268,628
	Total Commercial Mortgage-Backed Securities	$3,782,949

	Non-Agency Collateralized Mortgage Obligations — 3.7%
7,148	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.665%, 3/25/35(A)	6,741
795,803	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	815,004
96,471	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	95,940
185,622	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	189,199
482,253	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	492,511
246,421	HomeBanc Mortgage Trust, Ser
	2004-1, Class 2M2,
	1.879%, 8/25/29(A)	94,935
196,719	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.405%, 2/25/35(A)	200,094

10

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 3.7% (Continued)
$590,498	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	3.129%, 4/25/35(A)	$603,149
106,971	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.440%, 6/25/36(A)	96,443
112,673	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	117,250
70,102	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	72,332
307,420	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	258,059
24,353	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	24,813
83,278	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.496%, 1/25/36(A)	79,903
95,599	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	98,149
307,887	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	279,205
237,744	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	208,879
218,206	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	222,802
	Total Non-Agency Collateralized Mortgage Obligations	$3,955,408

	Sovereign Government Obligations — 1.8%
730,000	Corp. Andina de Fomento, 4.375%,
	6/15/22	751,804
950,000	Province of Quebec Canada, 2.625%,
	2/13/23	899,344
225,000	Slovenia Government International
	Bond, 144a, 4.125%, 2/18/19	232,650
	Total Sovereign Government Obligations	$1,883,798

	Municipal Bonds — 1.5%

	California— 0.2%
215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	236,324

	Georgia— 0.2%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	227,827

	Ohio— 0.8%
850,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	820,063

	Pennsylvania— 0.3%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	275,450

	Total Municipal Bonds	$1,559,664

Shares

	Preferred Stocks — 1.5%

	Financials— 0.7%
22,133	Public Storage, 5.900%	523,667
4,794	Realty Income Corp., 6.630%	120,761
5,000	Vornado Realty LP REIT, 7.880%	129,000
		773,428

	Utilities— 0.8%
8,125	Southern California Edison Co.,
	5.070%(A)	824,942
	Total Preferred Stocks	$1,598,370

Principal
Amount

	Agency Collateralized Mortgage Obligations — 0.6%
$296,839	FNMA, Ser 2004-W15, Class 2AF,
	0.404%, 8/25/44(A)	294,093
283,803	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	294,246
18,985	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	20,107
	Total Agency Collateralized Mortgage Obligations	$608,446

Shares

	Investment Funds — 2.3%
438,850	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.02%**∞Ω	438,850
2,009,857	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	2,009,857
	Total Investment Funds	$2,448,707

11

Touchstone Active Bond Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —98.9%
(Cost $101,619,457)	$104,616,807

Other Assets in Excess of Liabilities — 1.1%	1,190,407

Net Assets — 100.0%	$105,807,214

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2014.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $424,205.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $10,5555,572 or 10.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$46,036,921	$—	$46,036,921
U.S. Government Mortgage-Backed Obligations	—	24,756,832	—	24,756,832
U.S. Treasury Obligations	—	12,353,284	—	12,353,284
Asset-Backed Securities	—	5,632,428	—	5,632,428
Commercial Mortgage-Backed Securities	—	3,782,949	—	3,782,949
Non-Agency Collateralized Mortgage Obligations	—	3,955,408	—	3,955,408
Sovereign Government Obligations	—	1,883,798	—	1,883,798
Municipal Bonds	—	1,559,664	—	1,559,664
Preferred Stocks	1,598,370	—	—	1,598,370
Agency Collateralized Mortgage Obligations	—	608,446	—	608,446
Investment Funds	2,448,707	—	—	2,448,707
				$104,616,807

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 98.2%

	Energy — 22.4%
$1,350,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	$1,360,125
929,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	999,836
494,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	5.875%, 8/1/23	487,825
1,405,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	1,496,325
806,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	865,442
1,750,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	1,898,750
600,000	Berry Petroleum Co., 6.750%, 11/1/20	633,000
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	2,073,425
1,606,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	1,686,300
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,469,600
1,713,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	1,837,192
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	724,012
695,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	788,825
1,133,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19†	1,203,812
154,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	157,850
1,050,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,131,375
304,000	CONSOL Energy, Inc., 8.000%, 4/1/17	317,300
554,000	CONSOL Energy, Inc., 8.250%, 4/1/20	601,782
362,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 6.125%, 3/1/22	378,290
1,441,000	Denbury Resources, Inc.,
	4.625%, 7/15/23	1,340,130
2,494,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	2,599,995
2,156,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	2,255,715
2,218,000	Exterran Partners LP / EXLP Finance
	Corp., 6.000%, 4/1/21	2,206,910
776,000	Forest Oil Corp., 7.250%, 6/15/19†	679,970
3,089,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	3,197,115
175,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	188,344
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,166,880
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,393,935
1,250,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	1,353,125
1,377,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	1,352,902
2,162,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	2,272,802
4,136,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	4,492,730
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	2,746,890
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	268,388
1,227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,249,885
678,000	Newfield Exploration Co.,
	5.625%, 7/1/24	703,425
896,000	Newfield Exploration Co.,
	6.875%, 2/1/20	954,240
1,323,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	1,362,690
581,000	NuStar Logistics LP, 4.800%, 9/1/20	572,285
1,348,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	1,459,210
484,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	480,370
2,152,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	2,324,160
1,207,000	Peabody Energy Corp.,
	6.000%, 11/15/18	1,265,841
1,336,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	1,409,480
743,000	QEP Resources, Inc., 6.800%, 3/1/20	799,654
1,474,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	1,485,055
750,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	773,438
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	321,180
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	2,346,795
1,308,000	SemGroup Corp., 7.500%, 6/15/21	1,419,180
1,574,000	SESI LLC, 7.125%, 12/15/21	1,755,010
1,338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,421,625
603,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	630,135
1,580,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	1,603,700
1,714,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	1,812,555
1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	1,636,150
		75,412,960

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.2% (Continued)

	Consumer Discretionary — 21.9%
$995,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	$1,079,575
2,295,000	AMC Networks, Inc., 7.750%, 7/15/21	2,587,612
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,682,700
758,000	Asbury Automotive Group, Inc.,
	8.375%, 11/15/20	848,960
765,000	AutoNation, Inc., 5.500%, 2/1/20	830,025
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	583,125
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	204,522
832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	821,600
291,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	288,818
870,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	922,200
1,151,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	1,230,131
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,092,398
3,623,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	3,786,035
585,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	625,219
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	619,885
2,166,000	Delphi Corp., 5.000%, 2/15/23	2,295,960
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,292,472
296,000	DR Horton, Inc., 4.375%, 9/15/22	290,080
339,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	369,510
2,973,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,515,572
1,995,000	Ingles Markets, Inc., 5.750%, 6/15/23	1,995,000
1,500,000	Jarden Corp., 7.500%, 1/15/20	1,633,125
868,000	KB Home, 7.000%, 12/15/21	934,185
1,859,000	Lamar Media Corp., 5.875%, 2/1/22	1,970,540
45,000	Lamar Media Corp., 7.875%, 4/15/18	46,912
1,406,000	Libbey Glass, Inc., 6.875%, 5/15/20	1,536,055
426,000	LKQ Corp., 144a, 4.750%, 5/15/23	403,635
2,692,000	Ltd. Brands, Inc., 5.625%, 2/15/22	2,843,425
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,468,610
3,830,000	MGM Resorts International,
	5.250%, 3/31/20†	3,944,900
773,000	Netflix, Inc., 144a, 5.750%, 3/1/24	800,055
653,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	682,385
1,321,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,324,302
1,670,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,803,600
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	423,000
1,254,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	1,285,350
1,878,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	2,014,155
779,000	Sabre, Inc., 144a, 8.500%, 5/15/19	860,795
158,000	Service Corp. International/US,
	7.000%, 6/15/17	177,039
1,485,000	Service Corp. International/US,
	8.000%, 11/15/21	1,718,888
400,000	Service Corp. International/US, 144a,
	5.375%, 1/15/22	405,000
170,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	168,725
757,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	766,462
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	312,000
773,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	755,608
1,000,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	1,030,000
763,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	803,058
2,159,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	2,312,829
383,000	Standard Pacific Corp.,
	8.375%, 1/15/21	452,898
1,370,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,439,870
2,204,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	2,264,610
482,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	512,125
1,397,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.625%, 3/1/24	1,379,538
461,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	508,252
1,168,000	Tenneco, Inc., 6.875%, 12/15/20	1,281,880
862,000	Tenneco, Inc., 7.750%, 8/15/18	912,642
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	827,110
441,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	473,524
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,280,265
328,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	338,660

14

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.2% (Continued)

	Consumer Discretionary — (Continued)
$1,498,000	Visteon Corp., 6.750%, 4/15/19	$1,574,772
155,000	William Lyon Homes, Inc., 144a,
	5.750%, 4/15/19	156,938
		73,789,121

	Telecommunication Services — 10.0%
334,000	CenturyLink, Inc., 5.625%, 4/1/20	351,118
300,000	CenturyLink, Inc., 5.800%, 3/15/22	306,750
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,543,700
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	768,690
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,879,675
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,842,562
2,229,000	GCI, Inc., 8.625%, 11/15/19	2,385,030
1,238,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,343,230
500,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	548,750
776,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	5.500%, 8/1/23	760,480
886,000	Softbank Corp., 144a, 4.500%, 4/15/20	881,570
646,000	Sprint Capital Corp., 6.875%, 11/15/28	626,620
945,000	Sprint Capital Corp., 6.900%, 5/1/19	1,037,138
948,000	Sprint Nextel Corp., 6.000%, 11/15/22	965,775
2,000,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	2,305,000
2,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	2,459,670
592,000	Telecom Italia Capital SA
	(Luxembourg), 6.999%, 6/4/18	671,180
120,000	T-Mobile USA, Inc., 5.250%, 9/1/18	126,900
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	406,430
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	992,992
63,000	T-Mobile USA, Inc., 6.464%, 4/28/19	67,410
3,355,000	T-Mobile USA, Inc., 6.542%, 4/28/20	3,610,819
177,000	T-Mobile USA, Inc., 6.836%, 4/28/23	189,832
1,819,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	2,005,448
599,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	652,910
391,000	Videotron Ltd., 5.000%, 7/15/22	391,978
1,246,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	1,311,415
462,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	487,410
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,719,575
		33,640,057

	Industrials — 9.4%
2,194,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	2,254,335
897,463	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	935,605
1,532,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	1,539,660
77,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	77,770
902,000	BWAY Holding Co., 10.000%, 6/15/18	960,630
975,000	Calcipar SA, 144a, 6.875%, 5/1/18	1,038,375
1,812,000	Case New Holland, Inc.,
	7.875%, 12/1/17	2,124,570
596,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	674,225
782,769	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	857,134
311,000	Covanta Holding Corp.,
	5.875%, 3/1/24	315,909
884,000	DigitalGlobe, Inc., 5.250%, 2/1/21	872,950
994,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,105,825
491,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	523,529
768,000	Griffon Corp., 144a, 5.250%, 3/1/22	760,320
1,168,000	Hertz Corp. (The), 6.250%, 10/15/22†	1,249,760
296,000	Iron Mountain, Inc., 8.375%, 8/15/21	313,760
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	2,035,140
1,372,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	1,577,800
2,388,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	2,504,415
1,330,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	1,359,925
241,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	251,544
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	829,172
600,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	601,500
65,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	75,562
800,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	814,000
1,023,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	1,084,380
350,000	TransDigm, Inc., 5.500%, 10/15/20	356,125
221,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	236,470
303,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	305,272
1,053,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,162,249
768,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	861,120

15

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.2% (Continued)

	Industrials — (Continued)
$671,000	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	$679,388
1,241,000	West Corp., 7.875%, 1/15/19	1,330,972
		31,669,391

	Health Care — 8.3%
3,680,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	3,992,800
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	219,750
2,430,000	HCA, Inc., 5.875%, 3/15/22	2,618,325
3,307,000	HCA, Inc., 6.500%, 2/15/20	3,703,840
903,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	967,339
1,003,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	1,005,508
878,000	Omnicare, Inc., 7.750%, 6/1/20	965,800
727,000	ResCare, Inc., 10.750%, 1/15/19	806,970
403,000	Salix Pharmaceuticals Ltd., 144a,
	6.000%, 1/15/21	430,202
3,927,000	Select Medical Corp., 6.375%, 6/1/21†	3,985,905
2,920,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	3,124,400
2,374,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	2,540,180
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	20,520
3,413,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	3,754,300
		28,135,839

	Financials — 7.1%
438,000	Aircastle Ltd., 6.250%, 12/1/19	473,040
604,000	Ally Financial, Inc., 8.000%, 12/31/18	720,270
4,274,000	Ally Financial, Inc., 8.000%, 11/1/31	5,214,280
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,952,725
394,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	409,760
1,003,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	1,019,299
1,085,000	First Cash Financial Services, Inc., 144a,
	6.750%, 4/1/21	1,112,125
233,000	International Lease Finance Corp.,
	4.625%, 4/15/21	233,000
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	848,925
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,348,625
795,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	866,550
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,082,500
862,000	PHH Corp., 6.375%, 8/15/21	890,015
2,747,000	PHH Corp., 7.375%, 9/1/19	3,035,435
1,396,000	SLM Corp. MTN, 8.450%, 6/15/18	1,643,790
		23,850,339

	Materials — 6.4%
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,702,592
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	445,990
3,976,000	ArcelorMittal, 5.750%, 8/5/20	4,224,500
460,000	ArcelorMittal (Luxembourg),
	6.750%, 2/25/22	504,850
2,173,000	Cascades, Inc., 7.875%, 1/15/20	2,325,110
943,000	Chemtura Corp., 5.750%, 7/15/21	978,362
2,572,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	2,771,330
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	751,140
465,000	Huntsman International LLC,
	4.875%, 11/15/20	467,906
161,000	Imperial Metals Corp. (Canada), 144a,
	7.000%, 3/15/19	164,220
1,111,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,135,998
1,408,000	Koppers, Inc., 7.875%, 12/1/19	1,510,080
575,000	Novelis, Inc., 8.375%, 12/15/17	615,250
1,617,000	PolyOne Corp., 5.250%, 3/15/23	1,625,085
980,000	Steel Dynamics, Inc., 5.250%, 4/15/23	997,150
86,000	Steel Dynamics, Inc., 7.625%, 3/15/20	93,095
234,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	255,645
275,000	United States Steel Corp.,
	7.375%, 4/1/20†	300,438
529,000	Vulcan Materials Co., 7.500%, 6/15/21	622,898
		21,491,639

	Consumer Staples — 4.6%
747,000	ARAMARK Corp., 5.750%, 3/15/20	789,019
1,299,000	Barry Callebaut Services N.V., 144a,
	5.500%, 6/15/23	1,352,442
971,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	1,064,459
395,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	386,112
868,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	848,470
999,000	Del Monte Corp., 7.625%, 2/15/19	1,040,833
732,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	742,980
2,898,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	3,086,370
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	673,425
2,537,000	Post Holdings, Inc., 7.375%, 2/15/22	2,727,275
2,510,000	Smithfield Foods, Inc., 6.625%, 8/15/22	2,710,800
		15,422,185

	Utilities — 4.1%
452,000	AES Corp., 5.500%, 3/15/24	448,610
380,000	AES Corp., 7.375%, 7/1/21	433,200
1,066,000	Calpine Corp., 144a, 7.500%, 2/15/21	1,164,605
268,000	Calpine Corp., 144a, 7.875%, 7/31/20	294,800

16

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.2% (Continued)

	Utilities — (Continued)
$1,528,000	Calpine Corp., 144a, 7.875%, 1/15/23	$1,711,360
699,000	DPL, Inc., 7.250%, 10/15/21	721,718
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	502,500
2,450,000	Illinois Power Generating Co.,
	7.000%, 4/15/18†	2,168,250
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,782,900
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	6.875%, 10/15/21	676,000
2,182,000	NRG Energy, Inc., 7.875%, 5/15/21	2,400,200
138,000	NRG Energy, Inc., 144a,
	6.250%, 7/15/22	142,140
1,262,000	Sabine Pass LNG LP, 6.500%, 11/1/20	1,325,100
		13,771,383

	Information Technology — 4.0%
2,208,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	2,362,560
564,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	602,070
321,000	Equinix, Inc., 4.875%, 4/1/20	328,222
962,000	Equinix, Inc., 5.375%, 4/1/23	981,240
1,150,000	Equinix, Inc., 7.000%, 7/15/21	1,282,250
1,667,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	1,743,824
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	267,790
774,000	NCR Corp., 144a, 5.875%, 12/15/21	814,635
2,107,000	Seagate HDD Cayman, 6.875%, 5/1/20	2,288,729
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	288,855
2,293,000	ViaSat, Inc., 6.875%, 6/15/20	2,459,242
		13,419,417
	Total Corporate Bonds	$330,602,331

Shares

	Investment Funds — 2.7%
7,713,797	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.02%**∞Ω	$7,713,797
1,308,769	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	1,308,769
	Total Investment Funds	$9,022,566

	Total Investment Securities —100.9%
	(Cost $326,920,951)	$339,624,897

	Liabilities in Excess of Other Assets — (0.9%)	(2,945,854)
	Net Assets — 100.0%	$336,679,043

**	Represents collateral for securities loaned.

^	AffiliatedFund. SeeNote4inNotestoFinancialStatements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2014 was $7,408,207.

∞	Open End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2014.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $101,125,837 or 30.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$330,602,331	$—	$330,602,331
Investment Funds	9,022,566	—	—	9,022,566
				$339,624,897

See accompanying Notes to Financial Statements.

17

Portfolio of Investments

Touchstone Institutional Money Market Fund – March 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 36.9%
$175,000	Burgess & Niple Ltd.	0.280%	09/01/14	$175,000
11,950,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 C	0.070	11/01/14	11,950,000
1,700,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 A	0.070	11/01/14	1,700,000
900,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 D	0.070	11/01/14	900,000
800,000	Douglas Co GA Dev Auth Pandosia LLC Ser 2007 B (LOC: Wells Fargo Bank NA)	0.200	12/01/14	800,000
510,000	Kenwood Lincoln-Mercury	0.180	05/01/15	510,000
240,000	New Belgium Brewing Co., Inc.	0.200	07/01/15	240,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.270	12/01/15	785,000
650,000	Kenwood Country Club	0.180	12/01/15	650,000
800,000	Jefferson Land Development Ltd. US Domestic Ser 1997	0.280	10/01/16	800,000
1,400,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.140	04/01/17	1,400,000
1,145,000	Hamilton Co OH Hosp Facs Rev Childrens Hosp Med Ctr A Ser 1997 (LOC: PNC Bank NA)	0.060	05/15/17	1,145,000
500,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.420	06/01/17	500,000
2,655,000	Team Rahal of Pittsburgh 144a	0.180	11/01/17	2,655,000
1,745,000	Yuengling Beer Co., Inc.	0.230	11/01/19	1,745,000
1,395,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.550	12/01/19	1,395,000
871,000	Hopewell Development Co.	0.180	03/01/20	871,000
3,700,000	Crystal Clinic	0.160	04/01/20	3,700,000
1,480,000	Secor Realty, Inc.	0.180	04/01/20	1,480,000
2,900,000	D.G.Y. Real Estate LP	0.230	05/01/20	2,900,000
1,190,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.250	01/01/21	1,190,000
1,000,000	QC Reprographics LLC	0.300	02/28/21	1,000,000
2,249,000	CHS Properties, Inc. Ser 2006	0.150	06/01/21	2,249,000
710,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.160	11/01/21	710,000
2,860,000	Crozer-Keystone Health System	0.250	12/15/21	2,860,000
1,618,000	Progress Industrial Properties, Inc.	0.160	01/01/22	1,618,000
1,510,000	Odenton Baptist Church	0.320	07/01/22	1,510,000
3,700,000	Mason City Clinic PC	0.220	09/01/22	3,700,000
4,500,000	Penco Products, Inc. 144a	0.170	09/01/22	4,500,000
855,000	Taylor Station Surgical Center Ltd. US Domestic Ser 2002	0.180	12/01/22	855,000
1,795,400	Campus Research Corp. Ser A	0.150	06/01/23	1,795,400
960,000	Forest WI IDR (Baker Cheese Factory Proj) Ser 2003 (LOC: U.S. Bank NA)	0.260	09/01/23	960,000
5,360,000	Mountain Agency, Inc. (The)	0.290	12/01/23	5,360,000
1,000,000	Dayton Wheel Concepts, Inc.	0.180	05/01/24	1,000,000
700,000	Butler Co OH Healthcare Facs R Adj (Colonial Sr Svcs Inc Proj) Ser 2004 (LOC: U.S. Bank NA)	0.060	07/01/24	700,000
3,240,000	First Church of Christ Christian, Inc. Ser 06-A	0.300	04/01/26	3,240,000
2,320,000	First Church of Christ Christian, Inc. Ser 06-B	0.300	04/01/26	2,320,000
2,000,000	Winnebago Co IL IDR Seward Screw Prods Proj Ser 2001 (LOC: Alpine Bank & Trust Co)	0.170	04/01/26	2,000,000
1,125,000	Heart Property LLC Project	0.180	07/01/26	1,125,000
750,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.200	08/01/26	750,000
2,265,000	Miarko, Inc.	0.160	02/01/27	2,265,000
1,885,000	Albany NY IDA Med Ctr Hosp Proj Ser 2007 B (LOC: Bank Of America NA)	0.330	05/01/27	1,885,000
495,000	CA St Statewide CDA Oakmont Stockton C T Rmk Ser 1997 (LOC: FHLB)	0.270	05/01/27	495,000
6,335,000	Blue Hen Hotel LLC	0.160	09/01/27	6,335,000
3,200,000	Jungs Station Associates	0.200	09/01/27	3,200,000
3,135,000	Tarrant Co TX Indl Dev Corp. (Mortex Prods Inc Proj) Ser 1998 (LOC: JP Morgan Chase & Co)	0.210	09/01/27	3,135,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.160	07/01/28	1,650,000
13,190,000	Kansas City MO (Blue Ridge Mall) Ser 2005 (LOC: BMO Harris Bank NA)	0.140	11/01/28	13,190,000

18

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 36.9% (Continued)
$1,600,000	Jacksonville FL Edl Facs Rev (Edward Waters College Proj) Ser 2004 (LOC: Wells Fargo Bank NA)	0.170%	12/01/29	$1,600,000
9,060,000	TP Racing LLLP	0.130	06/01/30	9,060,000
7,815,000	MS St Business Fin CO (Chevron Usa Inc Proj) Ser 2007 C	0.070	12/01/30	7,815,000
845,000	Springfield MO IDA DMP Pptys LLC Ser 2010 (LOC: Guaranty Bank/FHLB)	0.230	12/01/30	845,000
1,500,000	Montgomery Co PA Redev Auth Forge Gate Apts Ser 2001 A T1 (LIQ: FNMA)	0.160	08/15/31	1,500,000
2,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.080	10/01/31	2,000,000
3,700,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.080	10/01/31	3,700,000
1,900,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A Conv 10/1/03 (SPA: Wells Fargo Bank NA)	0.080	10/01/31	1,900,000
1,575,000	Sheboygan Falls WI Indl Rev Adj Dev, Inc. Project Ser 2007 B (LOC: U.S. Bank NA)	0.280	01/01/32	1,575,000
1,450,000	486 Lesser Street LLC	0.110	02/01/32	1,450,000
1,475,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2002 O (LOC: Great Western Bank)	0.170	09/01/32	1,475,000
705,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T (LIQ: FNMA)	0.140	09/15/32	705,000
100,000	OH St Air Quality Dev Auth Ref Poll Control Ser 2008 (LOC: Bank of Nova Scotia)	0.080	11/01/32	100,000
12,300,000	Andrew W Mellon Foundation Ser 2008	0.140	12/01/32	12,300,000
8,250,000	TMF Biofuels LLC	0.150	12/01/32	8,250,000
10,215,000	Lexington Financial Services LLC	0.140	01/01/33	10,215,000
2,660,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The)	0.150	05/01/33	2,660,000
7,700,000	Raleigh NC Cops Certificate Participation Ser 2008 (LOC: Wachovia Bank NA)	0.150	08/01/33	7,700,000
4,105,000	First Christian Church Of Florissant	0.150	01/01/34	4,105,000
1,000,000	French Lick IN EDR Town Green Place Ser A (LOC: PNC Bank NA)	0.180	01/01/34	1,000,000
14,740,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.070	06/01/34	14,740,000
4,935,000	Lee Family Partnership LLC	0.170	07/01/34	4,935,000
2,850,000	Gables of Germantown LLC (The)	0.450	04/01/35	2,850,000
1,950,000	Huntingburg IN Mf Rev Adj Hsg Lincoln Vlg Apts Proj Ser 2000 (LOC: FHLB)	0.330	07/01/35	1,950,000
4,400,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 I	0.070	11/01/35	4,400,000
2,550,000	MS St Business Fin CO (Chevron Usa Inc) Ser 2010 J	0.070	11/01/35	2,550,000
1,100,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 L	0.070	11/01/35	1,100,000
1,710,000	Southwestern IL Dev Auth (Mattingly Lumber) Ser 2005 B (LOC: First Bank, FHLMC)	0.210	12/01/35	1,710,000
1,525,000	JJB Properties LLC (Rental Property) Ser 2006 (LOC: Arvest Bank, FHLMC)	0.140	01/01/36	1,525,000
895,000	Springside Corp. Exchange Partners I LLC	0.160	02/01/36	895,000
3,445,000	Manhattan Christian College, Inc.	0.170	05/01/36	3,445,000
2,340,000	Southwestern OH Water Co. (The)	0.160	05/01/36	2,340,000
3,521,000	Mill Street Village LLC	0.360	01/01/37	3,521,000
5,455,000	Harvest Time Tabernacle, Inc.	0.170	08/01/37	5,455,000
1,000,000	BJ Financing LLC	0.150	12/01/37	1,000,000
1,800,000	Grace Evangelical Lutheran Church	0.170	02/01/38	1,800,000
1,650,000	Pickerington Church of the Nazarene	0.170	07/01/38	1,650,000
600,000	CO St Edl & Cultural Northwestern Ser 2008 B (LOC: BMO Harris Bank NA)	0.180	08/01/38	600,000
6,600,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)	0.600	11/15/38	6,600,000
2,955,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.150	03/01/39	2,955,000
2,280,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.090	05/01/42	2,280,000
1,720,000	Corporate Finance Managers, Inc. Ser B	0.150	02/02/43	1,720,000
2,000,000	Blue Mountain Enterprises LLC Ser 2013	0.170	09/01/43	2,000,000
4,045,000	Schreiber Capital Co. LLC Ser 2006	0.150	04/01/46	4,045,000
3,190,000	Helmholdt Capital LLC Ser 2007	0.200	04/01/47	3,190,000
10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.080	11/01/48	10,000,000

19

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 36.9% (Continued)
$1,768,000	E Baton Rouge Parish LA (Exxonmobil Proj Gulf) Ser 2011 D	0.070%	12/01/51	$1,768,000
10,040,000	OSL Santa Rosa Fountaingrove LLC Ser 2012	0.140	02/01/52	10,040,000
1,500,000	KDF Claremont LP Ser 2013	0.140	04/01/53	1,500,000
1,120,000	AM Investment Partners LLC MI	0.170	06/01/56	1,120,000
	Total Variable Rate Demand Notes			$291,537,400

	U.S. Government Agency Obligations— 22.0%
67,400,000	Federal Agricultural Mortgage Corp.#	0.010	04/01/14	67,400,000
1,000,000	Overseas Private Investment Corp.(A)#	0.240	05/02/14	1,003,789
2,500,000	Federal Agricultural Mortgage Corp.	3.250	06/25/14	2,518,464
5,000,000	Overseas Private Investment Corp.(A)#	0.261	07/12/14	5,768,740
500,000	Federal Agricultural Mortgage Corp.	2.820	12/30/14	509,553
2,534,483	Overseas Private Investment Corp.(A)(B)	0.025	03/15/17	2,534,483
3,500,000	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	3,500,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.110	03/15/19	5,000,000
2,475,000	Overseas Private Investment Corp.(A)(B)	0.120	12/15/19	2,475,000
13,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	13,000,000
10,176,350	Overseas Private Investment Corp.(A)(B)	0.120	01/15/21	10,176,350
7,079,200	Overseas Private Investment Corp.(A)(B)	0.120	01/15/21	7,079,200
1,010,500	Overseas Private Investment Corp.(A)(B)	0.120	01/15/21	1,010,500
5,614,035	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	5,614,035
1,754,386	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	1,754,387
7,192,976	Overseas Private Investment Corp.(A)(B)	0.110	06/15/24	7,192,976
22,500,000	Overseas Private Investment Corp.(A)(B)	0.120	07/15/25	22,500,000
6,700,000	Overseas Private Investment Corp.(A)(B)	0.120	09/30/31	6,700,000
3,270,000	Overseas Private Investment Corp.(A)(B)	0.110	10/15/33	3,270,000
4,500,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/34	4,500,000
	Total U.S. Government Agency Obligations			$173,507,477

	Corporate Bonds— 14.8%
700,000	NSTAR Electric Co.	4.875	04/15/14	701,220
706,000	Wal-Mart Stores, Inc.	1.625	04/15/14	706,375
2,150,000	Bank of Montreal MTN	1.750	04/29/14	2,152,294
7,455,000	EI du Pont de Nemours & Co.	4.875	04/30/14	7,482,407
14,954,000	Credit Suisse	5.500	05/01/14	15,017,810
4,720,000	Northern Trust Corp.	4.625	05/01/14	4,737,149
500,000	International Business Machines Corp.	1.250	05/12/14	500,553
12,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	4.200	05/13/14	12,355,720
2,525,000	General Electric Capital Corp.	5.900	05/13/14	2,541,193
2,611,000	Bank of New York Mellon Corp. (The) MTN	4.300	05/15/14	2,623,604
1,050,000	Wal-Mart Stores, Inc.	3.200	05/15/14	1,053,847
1,000,000	Caterpillar Financial Services Corp. MTN	1.375	05/20/14	1,001,552
2,128,000	Caterpillar, Inc.	1.375	05/27/14	2,131,785
1,000,000	JPMorgan Chase & Co.	4.650	06/01/14	1,007,192
3,600,000	Toronto-Dominion Bank (The)	1.375	07/14/14	3,611,317
390,000	Procter & Gamble Co. (The)	0.700	08/15/14	390,725
8,075,000	Procter & Gamble Co. (The)	4.950	08/15/14	8,216,532
500,000	General Electric Capital Corp.	4.750	09/15/14	510,159
400,000	Wells Fargo & Co. MTN	3.750	10/01/14	406,804
6,900,000	Royal Bank of Canada	1.450	10/30/14	6,948,203
5,500,000	International Business Machines Corp.	0.875	10/31/14	5,521,592
485,000	General Electric Capital Corp.	3.750	11/14/14	495,533

20

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 14.8% (Continued)
$16,918,000	US BanCorp. MN MTN	2.875%	11/20/14	$17,195,143
3,500,000	Bank of New York Mellon Corp. (The) MTN	1.700	11/24/14	3,527,166
350,000	Caterpillar Financial Services Corp. MTN	1.125	12/15/14	352,107
900,000	General Electric Capital Corp.	2.150	01/09/15	912,987
1,400,000	ConocoPhillips	4.600	01/15/15	1,446,750
3,000,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	3,068,527
1,478,000	UBS AG/Stamford CT	3.875	01/15/15	1,518,276
979,000	Bank of Nova Scotia	3.400	01/22/15	1,003,058
3,500,000	National Rural Utilities Cooperative Finance Corp.	1.000	02/02/15	3,518,862
2,840,000	Procter & Gamble Co. (The)	3.500	02/15/15	2,918,429
1,000,000	Arden Realty LP	5.250	03/01/15	1,032,592
	Total Corporate Bonds			$116,607,463

	Certificates of Deposit— 5.6%
25,000,000	Bank of Montreal	0.150	05/28/14	25,000,000
12,500,000	Bank of Nova Scotia/Houston(B)	0.240	02/25/15	12,500,000
7,000,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.218	03/20/15	7,000,000
	Total Certificates of Deposit			$44,500,000

	Commercial Paper— 4.4%
25,000,000	Bank of Tokyo - Mit UFJCP(C)	0.100	04/03/14	24,999,861
10,000,000	National Rural Utilities(C)	0.080	04/22/14	9,999,533
	Total Commercial Paper			$34,999,394

	Municipal Bonds— 4.3%
3,600,000	Fishers Redev Auth Lease Rev BANS Ser 2013	0.750	04/12/14	3,600,000
1,500,000	Bryan OH CSD BANS Sch Impt UTGO Ser 2013	1.625	04/22/14	1,500,842
1,750,000	Riverside OH Rev BANS Ser 2013	1.250	04/24/14	1,750,546
4,000,000	Hamilton IN S Estrn Consol Sch BANS Revenue Notes Ser 2013	2.000	06/15/14	4,011,461
1,000,000	Manchester CT Txbl BANS UTGO Ser 2013	1.000	07/03/14	1,000,630
1,000,000	IN St Bond Bank Rev Txbl Ref Sch Severance Funding Ser 2013	0.279	07/15/14	1,000,000
885,000	New Albany OH Txbl BANS Rev Notes Ser 2013	1.375	07/31/14	887,471
4,100,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	4,178,426
2,600,000	Center Grove Multi-Fac Sch Bld BANS Revenue Notes Ser 2013	0.500	09/15/14	2,600,000
3,080,000	American Muni Pwr-Ohio, Inc. OH BANS Ser 2013	1.000	10/23/14	3,083,469
1,950,000	Bristol CT Txbl BANS UTGO Ser 2014	1.000	10/27/14	1,953,896
2,900,000	Franklin Co OH Spl Oblg Txbl BANS Stadium Fac Proj Revenue Notes Ser 2014	0.800	03/05/15	2,910,691
5,750,000	MS St Business Fin Co Coast Elec Pwr Assn C Rmkt Ser 2013 (SPA: Natl Rural Util Coop Fin)	0.400	05/01/37	5,750,000
	Total Municipal Bonds			$34,227,432

21

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Repurchase Agreements— 12.6%
$24,500,000	BMO Capital, 0.03%, dated 03/31/14, matures on 04/01/14, repurchase price $24,500,020 (collateralized by various U.S. Treasury Notes, ranging in par value from $200 - $2,491,200, 0.125% - 8.125%, 05/15/21 - 11/15/43, total market value $24,990,004)	0.030%	04/01/14	$24,500,000
75,000,000	Wells Fargo 0.06%, dated 03/31/14, matures on 04/01/14, repurchase price $75,000,125 (collateralized by various U.S. Government Agency Obligations, ranging in par value from $1,000 - $12,347,700, 0.000% - 6.750%, 05/09/14 - 01/15/48, total market value $76,530,694)	0.060	04/01/14	75,000,000
	Total Repurchase Agreements			$99,500,000

	Total Investment Securities —100.6%
	(Cost $794,879,166)			$794,879,166

	Liabilities in Excess of Other Assets — (0.6%)			(4,683,465)

	Net Assets — 100.0%			$790,195,701

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

(C)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

22

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CDA - Communities Development Authority

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

HFC - Housing Finance Corp.

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LIQ - Liquidity Facility

LOC - Letter of Credit

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $19,510,720 or 2.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

23

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$291,537,400	$—	$291,537,400
U.S. Government Agency Obligations	—	173,507,477	—	173,507,477
Corporate Bonds	—	116,607,463	—	116,607,463
Certificates of Deposit	—	44,500,000	—	44,500,000
Commercial Paper	—	34,999,394	—	34,999,394
Municipal Bonds	—	34,227,432	—	34,227,432
Repurchase Agreements	—	99,500,000	—	99,500,000
				$794,879,166

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone Money Market Fund – March 31, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 51.6%
$600,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.150%	10/01/15	$600,000
100,000	Berks Co PA IDA Lebanon Vy Mall Ser 1996 B (LOC: First Union National Bank)	0.200	07/01/16	100,000
10,000	Tom Richards, Inc. US Domestic Ser 2001	0.160	12/01/16	10,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.180	11/01/17	580,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.150	05/01/18	1,190,000
100,000	Dublin Building LLC US Domestic Ser 1997	0.280	11/01/18	100,000
1,305,000	Livingston Co NY IDA Ref Red/Nicholas Ser 2007 B (LOC: HSBC Bank USA NA)	0.160	07/01/19	1,305,000
205,000	NY City NY IDA Institute For Cmnt Ser 2010 (LOC: JP Morgan Chase Bank NA)	0.300	11/01/19	205,000
1,485,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.180	11/01/19	1,485,000
1,030,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.230	11/01/19	1,030,000
1,275,000	CMW Real Estate LLC US Domestic Ser 2000	0.170	06/01/20	1,275,000
620,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.180	01/04/21	620,000
160,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.140	11/01/21	160,000
1,097,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.160	01/01/22	1,097,000
2,800,000	East Baton Rouge Parish LA (Exxon Proj) Ser 1993	0.010	03/01/22	2,800,000
800,000	Mason City Clinic PC US Domestic Ser 1992	0.220	09/01/22	800,000
300,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.200	11/01/22	300,000
3,034,000	Campus Research Corp. US Domestic Ser 2002	0.150	06/01/23	3,034,000
570,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.180	07/01/23	570,000
317,000	WAI Enterprises LLC Ser 2004	0.300	06/01/24	317,000
439,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	439,000
1,765,000	St James Properties Ltd. Priv Placement Ser 2004	0.300	12/01/24	1,765,000
225,000	NY City NY IDA N Y Congregational Ser 2006 B (LOC: HSBC Bank USA NA)	1.380	02/01/25	225,000
1,685,000	Diaz-Upton LLC Ser 2004	0.200	05/01/26	1,685,000
700,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.200	08/01/26	700,000
3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.300	01/04/27	3,950,000
2,480,000	Chelwood LP Ser 2013	0.140	03/20/27	2,480,000
695,000	Bayloff Properties LLC US Domestic Ser 1998	0.280	04/01/28	695,000
1,805,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)	0.020	10/01/28	1,805,000
7,555,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.140	11/01/28	7,555,000
2,873,000	M&P Richfield LLC Ser 2001	0.160	11/01/28	2,873,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B (LOC: Comerica Bank)	0.270	12/01/28	730,000
1,160,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.100	12/01/29	1,160,000
5,200,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.250	05/01/30	5,200,000
2,240,000	TP Racing LLLP US Domestic Ser 2000	0.130	06/01/30	2,240,000
810,000	Alameda Co CA IDA Plastikon Inds B Ser 2013 (LOC: Comerica Bank)	0.180	07/01/30	810,000
5,000,000	MS St Business Fin Co (Chevron USA Inc Proj) Ser 2007 A	0.010	12/01/30	5,000,000
1,345,000	Montgomery Co PA Redev Auth Kingswood Apts Pj A T1 Ser 2001 (LIQ: FNMA)	0.140	08/15/31	1,345,000
200,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2008 A (LOC: Bank of America NA)	0.020	10/01/31	200,000
5,700,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A (SPA: Wells Fargo NA)	0.020	10/01/31	5,700,000
695,000	486 Lesser Street LLC Ser 2007	0.110	02/01/32	695,000
1,600,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2009 O (LOC: Great Western Bank)	0.170	09/01/32	1,600,000
1,100,000	OH St Air Quality Dev Auth Variable Ref Poll Control Firs Ser 2012 (LOC: Bank of Nova Scotia)	0.020	11/01/32	1,100,000
4,875,000	Andrew W Mellon Foundation Ser 2008	0.140	12/01/32	4,875,000
5,732,000	Hart Family Holdings LLC US Domestic Ser 2012	0.140	12/01/32	5,732,000
1,435,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser 2008	0.150	05/01/33	1,435,000

25

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 51.6% (Continued)
$390,000	Alameda Co CA IDA Golden West Paper Ser 2008 (LOC: Comerica Bank)	0.180%	11/01/33	$390,000
2,420,000	First Christian Church Of Florissant US Domestic Ser 2008	0.150	01/01/34	2,420,000
3,700,000	NY Subser Ser 2004 H 1 (LOC: Bank of NY Mellon)	0.020	03/01/34	3,700,000
9,650,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.020	06/01/34	9,650,000
2,450,000	D&I Properties LLC US Domestic Ser 2004	0.110	11/01/34	2,450,000
7,500,000	Westchester Co NY Hlthcare Sr Lien Ser 2010 D (LOC: TD Bank NA)	0.130	11/01/34	7,500,000
805,000	WA St Hsg Fin Commission Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.140	05/15/35	805,000
6,400,000	MS St Business Fin CO Chevron USA Inc Ser 2010 L	0.020	11/01/35	6,400,000
3,800,000	New York NY UTGO Ser 2013 (LOC: Bank Of NY Mellon Trust)	0.020	04/01/36	3,800,000
505,000	CA St Infrastructure & Tobinworld Proj Ser 2007 B (LOC: Comerica Bank)	0.270	11/01/36	505,000
1,821,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	1,821,000
930,000	WA St Hsg Fin Commission Vintage Proj Ser 2003 B (LIQ: FNMA)	0.100	01/15/37	930,000
4,220,000	Keep Memory Alive Ser 2013	0.120	05/01/37	4,220,000
1,350,000	WA St Hsg Fin Commission Highlander Apts B Ser 2004 (LIQ: FHLMC)	0.160	05/01/37	1,350,000
245,000	LA Crosse WI IDR (G G P Inc Proj) Ser 2007 B (LOC: Wells Fargo Bank NA)	0.200	08/01/37	245,000
5,260,000	OSF Finance Co. LLC US Domestic Ser 2007	0.120	12/01/37	5,260,000
170,000	District of Columbia Rev Pew Charitable Ser 2008 B (LOC: PNC Bank NA)	0.180	04/01/38	170,000
2,300,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)	0.600	11/15/38	2,300,000
2,000,000	OH St Hgr Edl Fac Comm Hosp Hosp Cleveland Clinic Hlth Sys Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.020	01/01/39	2,000,000
1,530,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.150	03/01/39	1,530,000
35,000	Montgomery Co OH Rev Miami VY Hosp Ser 2011 C (SPA: Wells Fargo Bank NA)	0.010	11/15/39	35,000
6,000,000	East Baton Rouge Parish LA Indl D (Exxonmobil Proj) Ser 2010 B	0.010	12/01/40	6,000,000
3,880,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.150	04/01/46	3,880,000
5,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 B (LOC: Bank of Montreal)	0.120	09/01/50	5,000,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.170	02/01/51	950,000
950,000	East Baton Rouge Parish LA Indl (Variable Exxonmobil Proj Gulf) Ser 2011	0.010	12/01/51	950,000
	Total Variable Rate Demand Notes			$153,833,000

	U.S. Government Agency Obligations— 20.2%
11,600,000	Federal Agricultural Mortgage Corp.#	0.010	04/01/14	11,600,000
2,068,962	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	2,068,962
2,606,897	Overseas Private Investment Corp.(A)(B)	0.120	03/15/17	2,606,896
6,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	6,000,000
6,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	6,000,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	5,000,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	2,000,000
2,748,656	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	2,748,656
9,500,000	Overseas Private Investment Corp.(A)(B)	0.120	07/15/25	9,500,000
3,000,000	Overseas Private Investment Corp.(A)(B)	0.120	05/15/30	3,000,000
9,529,915	Overseas Private Investment Corp.(A)(B)	0.120	10/15/32	9,529,915
	Total U.S. Government Agency Obligations			$60,054,429

	Corporate Bonds— 17.1%
355,000	Caterpillar Financial Services Corp. MTN	1.650	04/01/14	355,000
300,000	NSTAR Electric Co.	4.875	04/15/14	300,523
760,000	Bank of Montreal MTN	1.750	04/29/14	760,826
3,537,000	EI du Pont DE Nemours & Co.	4.875	04/30/14	3,550,045
7,964,000	Credit Suisse/New York	5.500	05/01/14	7,997,845
1,300,000	Northern Trust Corp.	4.625	05/01/14	1,304,691
125,000	International Business Machines Corp.	1.250	05/12/14	125,118

26

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 17.1% (Continued)
$3,600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank 144a	4.200%	05/13/14	$3,616,308
925,000	General Electric Capital Corp.	5.900	05/13/14	930,907
1,433,000	Bank of New York Mellon Corp. (The) MTN	4.300	05/15/14	1,439,875
1,190,000	Caterpillar Financial Services Corp. MTN	1.375	05/20/14	1,191,715
350,000	Caterpillar, Inc.	1.375	05/27/14	350,631
500,000	Microsoft Corp.	2.950	06/01/14	502,157
517,000	General Electric Capital Corp. MTN	5.650	06/09/14	522,149
925,000	Toronto-Dominion Bank (The)	1.375	07/14/14	927,884
1,055,000	Procter & Gamble Co. (The)	0.700	08/15/14	1,056,803
2,825,000	Procter & Gamble Co. (The)	4.950	08/15/14	2,874,483
125,000	General Electric Capital Corp.	4.750	09/15/14	127,571
3,450,000	Royal Bank of Canada	1.450	10/30/14	3,474,088
2,100,000	International Business Machines Corp.	0.875	10/31/14	2,108,244
150,000	Toyota Motor Credit Corp. MTN	1.250	11/17/14	150,936
7,665,000	US BanCorp. MN MTN	2.875	11/20/14	7,790,565
1,500,000	Bank of New York Mellon Corp. (The) MTN	1.700	11/24/14	1,511,643
1,900,000	Bank of Nova Scotia	1.850	01/12/15	1,922,156
823,000	ConocoPhillips	4.600	01/15/15	850,347
1,100,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	1,125,105
600,000	UBS AG/Stamford CT	3.875	01/15/15	616,350
1,900,000	National Rural Utilities Cooperative Finance Corp.	1.000	02/02/15	1,910,239
1,214,000	Procter & Gamble Co. (The)	3.500	02/15/15	1,247,436
300,000	Arden Realty LP	5.250	03/01/15	309,778
	Total Corporate Bonds			$50,951,418

	Municipal Bonds— 4.7%
1,700,000	Fishers Redev Auth Lease Re BANS Rev Notes Ser 2013	0.750	04/12/14	1,700,000
250,000	Michigan ST Taxable- Sch Ln UTGO Ser 2011 A	2.050	04/15/14	250,135
1,000,000	Williams Cnty Brd of Edu BANS Sch Impt UTGO Ser 2013	1.625	04/22/14	1,000,561
1,650,000	Hamilton IN S Estrn Consol Sch BANS Rev Notes Ser 2013	2.000	06/15/14	1,654,727
395,000	Manchester CT Txbl BANS UTGO Ser 2013	1.000	07/03/14	395,250
405,000	IN St Bond Bank Rev Txbl Sch Severance Funding Ser 2013	0.279	07/15/14	405,000
400,000	New Albany OH Txbl BANS Revenue Notes Ser 2013	1.375	07/31/14	401,117
1,700,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	1,732,518
1,000,000	Center Grove Multi-Fac Sch Bld BANS Rev Notes Ser 2013	0.500	09/15/14	1,000,000
1,300,000	American Muni Pwr, Inc. BANS Ser 2013	1.000	10/23/14	1,301,464
900,000	Bristol CT Txbl BANS UTGO Ser 2014	1.000	10/27/14	901,798
1,375,000	Avon OH Wtr Sys Impt Rev BANS Txbl Rev Notes Ser 2014	1.000	02/05/15	1,380,223
620,000	Loveland OH (Spl Oblig) Txbl NTS Downtown Rev Notes Ser 2014	3.000	02/10/15	627,903
1,350,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2014	0.800	03/05/15	1,354,977
	Total Municipal Bonds			$14,105,673

	Commercial Paper— 3.4%
10,000,000	Bank of Tokyo-Mit UFJ CP(C)	0.100	04/03/14	9,999,944

27

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificates of Deposit— 3.3%
$6,000,000	Bank of Nova Scotia/Houston(B)	0.240%	02/25/15	$6,000,000
3,900,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.218	03/20/15	3,900,000
	Total Certificates of Deposit			$9,900,000

	Total Investment Securities —100.3%
	(Cost $298,844,464)			$298,844,464

	Liabilities in Excess of Other Assets — (0.3%)			(790,653)

	Net Assets — 100.0%			$298,053,811

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2014.

(C)	Rate reflects yield at the time of purchase.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

FHLMC - Federal Home Loan Mortgage Corp

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

28

Touchstone Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$153,833,000	$—	$153,833,000
U.S. Government Agency Obligations	—	60,054,429	—	60,054,429
Corporate Bonds	—	50,951,418	—	50,951,418
Municipal Bonds	—	14,105,673	—	14,105,673
Commercial Paper	—	9,999,944	—	9,999,944
Certificates of Deposit	—	9,900,000	—	9,900,000
				$298,844,464

See accompanying Notes to Financial Statements.

29

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30

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

			Touchstone		Touchstone
	Touchstone	Touchstone	Institutional		Money
	Active Bond	High Yield	Money Market		Market
	Fund	Fund	Fund		Fund
Assets
Investments, at cost	$101,619,457	$326,920,951	$794,879,166		$298,844,464
Affiliated securities, at market value	$2,009,857	$1,308,769	$—		$—
Non-affiliated securities, at market value	102,606,950	338,316,128	695,379,166	(B)	298,844,464	(B)
Repurchase Agreement	—	—	99,500,000	(B)	—
Investments, at market value (A)	$104,616,807	$339,624,897	$794,879,166	(B)	$298,844,464	(B)
Cash	—	9	58,524		85,002
Dividends and interest receivable	873,126	5,846,813	1,620,539		685,349
Receivable for capital shares sold	1,126,077	170,338	34,927,118		76,206
Receivable for investments sold	117,644	989,385	—		—
Receivable for securities lending income	42	2,841	—		—
Receivable from Investment Advisor	—	—	—		32,531
Other assets	24,513	39,221	16,124		14,568
Total Assets	106,758,209	346,673,504	831,501,471		299,738,120

Liabilities
Dividends payable	—	—	5		8
Payable for return of collateral for securities on loan	438,850	7,713,797	—		—
Payable for capital shares redeemed	235,280	178,386	35,089,457		41,398
Payable for investments purchased	146,365	1,732,017	6,082,627		1,503,373
Payable to Investment Advisor	26,734	144,690	89,472		—
Payable to other affiliates	10,172	84,158	429		40,331
Payable to Trustees	2,860	2,925	3,008		2,907
Payable to Transfer Agent	42,882	83,987	1,100		63,566
Payable for reports to shareholders	18,794	26,023	2,820		13,749
Other accrued expenses and liabilities	29,058	28,478	36,852		18,977
Total Liabilities	950,995	9,994,461	41,305,770		1,684,309

Net Assets	$105,807,214	$336,679,043	$790,195,701		$298,053,811

Net assets consist of:
Paid-in capital	$179,423,193	$323,076,691	$790,230,106		$298,055,820
Accumulated net investment loss	(91,677)	(8,672)	—		(11)
Accumulated net realized gains (losses) on investments and foreign currency	(76,521,652)	907,078	(34,405)		(1,998)
Net unrealized appreciation on investments	2,997,350	12,703,946	—		—
Net Assets	$105,807,214	$336,679,043	$790,195,701		$298,053,811

(A) Includes market value of securities on loan of:	$424,205	$7,408,207	$—		$—

(B)Valued at amortized cost for the period ended March 31, 2014.

See accompanying Notes to Financial Statements.

31

Statements of Assets and Liabilities (Unaudited) (Continued)

			Touchstone
	Touchstone	Touchstone	Institutional	Touchstone
	Active Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$31,137,129	$56,532,917	$—	$56,828,534
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,980,436	6,196,671	—	56,832,727
Net asset value and redemption price per share*	$10.45	$9.12	$—	$1.00
Maximum offering price per share	$10.97	$9.57	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$9,259,784	$34,279,525	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	951,017	3,764,294	—	—
Net asset value, offering price per share**	$9.74	$9.11	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$241,225,277
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	241,256,202
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$56,763,091	$188,900,481	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,435,480	20,211,862	—	—
Net asset value, offering price and redemption price per share	$10.44	$9.35	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$8,647,210	$56,966,120	$790,195,701	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	828,356	6,099,300	790,221,303	—
Net asset value, offering price and redemption price per share	$10.44	$9.34	$1.00	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

32

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

			Touchstone	Touchstone
	Touchstone	Touchstone	Institutional	Money
	Active Bond	High Yield	Money	Market
	Fund	Fund	Market Fund	Fund
Investment Income
Dividends from affiliated securities	$123	$178	$—	$—
Dividends from non-affiliated securities	40,971	—	—	—
Interest	2,079,221	10,247,667	637,957	281,724
Income from securities loaned	95	14,246	—	—
Total Investment Income	2,120,410	10,262,091	637,957	281,724
Expenses
Investment advisory fees	260,480	854,734	705,431	637,344
Administration fees	84,535	270,902	584,290	239,530
Compliance fees and expenses	831	831	831	831
Custody fees	8,418	9,180	18,072	4,905
Professional fees	12,066	17,690	24,001	15,210
Transfer Agent fees, Class A	23,156	31,964	1,366	25,406
Transfer Agent fees, Class C	6,235	13,058	—	—
Transfer Agent fees, Class S	—	—	—	119,605
Transfer Agent fees, Class Y	27,078	52,235	—	—
Transfer Agent fees, Institutional Class	55	1,333	—	—
Registration fees, Class A	8,449	13,540	—	9,030
Registration fees, Class C	6,508	7,328	—	—
Registration fees, Class S	—	—	—	4,102
Registration fees, Class Y	8,071	11,709	—	—
Registration fees, Institutional Class	6,477	1,355	10,444	—
Reports to Shareholders, Class A	5,169	7,037	—	4,487
Reports to Shareholders, Class C	3,760	4,698	—	—
Reports to Shareholders, Class S	—	—	—	17,280
Reports to Shareholders, Class Y	3,768	6,975	—	—
Reports to Shareholders, Institutional Class	3,042	3,079	4,378	—
Distribution expenses, Class A	40,358	70,628	—	69,992
Distribution expenses, Class C	50,307	171,476	—	—
Distribution expenses, Class S	—	—	—	421,240
Trustee fees	5,806	5,822	5,848	5,820
Other expenses	54,381	42,650	17,882	21,086
Total Expenses	618,950	1,598,224	1,372,543	1,595,868
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(227,707)	(163,915)	(770,089)	(1,328,788)
Net Expenses	391,243	1,434,309	602,454	267,080

Net Investment Income	1,729,167	8,827,782	35,503	14,644
Realized and Unrealized Gains on Investments
Net realized gains on investments	76,804	2,007,531	2,469	796
Net change in unrealized appreciation (depreciation) on investments	1,339,652	10,369,406	—	—
Net Realized and Unrealized Gains on Investments	1,416,456	12,376,937	2,469	796

Change in Net Assets Resulting from Operations	$3,145,623	$21,204,719	$37,972	$15,440

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

33

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond Fund		High Yield Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	March 31, 2014	September 30,	March 31, 2014	September 30,
	(Unaudited)	2013	(Unaudited)	2013
From Operations
Net investment income	$1,729,167	$4,474,532	$8,827,782	$21,057,890
Net realized gain on investments and foreign currency	76,804	1,681,053	2,007,531	5,867,420
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,339,652	(6,960,496)	10,369,406	(8,801,033)
Change in Net Assets from Operations	3,145,623	(804,911)	21,204,719	18,124,277
Distributions to Shareholders from:
Net investment income, Class A	(576,366)	(1,779,381)	(1,496,715)	(4,560,427)
Net investment income, Class C	(156,323)	(462,113)	(776,595)	(1,990,980)
Net investment income, Class S	—	—	—	—
Net investment income, Class Y	(1,055,971)	(2,553,942)	(5,153,758)	(12,282,719)
Net investment income, Institutional Class	(146,465)	(351,323)	(1,536,955)	(2,215,343)
Net realized gains, Class A	—	(810,978)	—	—
Net realized gains, Class C	—	(224,640)	—	—
Net realized gains, Class Y	—	(889,128)	—	—
Net realized gains, Institutional Class	—	(130,584)	—	—
Total Distributions	(1,935,125)	(7,202,089)	(8,964,023)	(21,049,469)

Net Increase (Decrease) from Share Transactions(A)	(7,924,534)	(68,951,877)	(6,374,149)	(44,157,413)
Total Increase (Decrease) in Net Assets	(6,714,036)	(76,958,877)	5,866,547	(47,082,605)

Net Assets
Beginning of period	112,521,250	189,480,127	330,812,496	377,895,101
End of period	$105,807,214	$112,521,250	$336,679,043	$330,812,496
Accumulated Net Investment Income (Loss)	$(91,677)	$114,281	$(8,672)	$127,569

(A) For details of share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 36-39.

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Institutional		Money
Money Market Fund		Market Fund
For the	For the	For the	For the
Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended
March 31, 2014	September 30,	March 31, 2014	September 30,
(Unaudited)	2013	(Unaudited)	2013

$35,503	$324,273	$14,644	$24,897
2,469	787	796	645
—	—	—	—
37,972	325,060	15,440	25,542

—	—	(2,609)	(3,160)
—	—	—	—
—	—	(12,039)	(21,738)
—	—	—	—
(35,759)	(324,129)	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(35,759)	(324,129)	(14,648)	(24,898)

238,020,340	63,821,339	13,310,135	63,563,863
238,022,553	63,822,270	13,310,927	63,564,507

552,173,148	488,350,878	284,742,884	221,178,377
$790,195,701	$552,173,148	$298,053,811	$284,742,884
$—	$256	$(11)	$(7)

35

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Active Bond Fund
	For the Six Months
	Ended		For the Year
	March 31, 2014		Ended
	(Unaudited)		September 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	105,647	$1,097,912	381,258	$4,074,486
Reinvestment of distributions	47,940	498,348	206,008	2,201,711
Cost of Shares redeemed	(526,810)	(5,476,667)	(4,504,391)	(48,222,022)
Change in Class A Share Transactions	(373,223)	(3,880,407)	(3,917,125)	(41,945,825)
Class C
Proceeds from Shares issued	18,906	183,805	107,380	1,080,025
Reinvestment of distributions	10,105	97,934	46,387	463,124
Cost of Shares redeemed	(254,241)	(2,461,324)	(878,000)	(8,649,320)
Change in Class C Share Transactions	(225,230)	(2,179,585)	(724,233)	(7,106,171)
Class Y
Proceeds from Shares issued	786,438	8,189,672	2,782,604	29,805,708
Reinvestment of distributions	62,186	646,365	194,095	2,068,632
Cost of Shares redeemed	(1,122,794)	(11,664,334)	(4,481,992)	(47,586,201)
Change in Class Y Share Transactions	(274,170)	(2,828,297)	(1,505,293)	(15,711,861)
Institutional Class
Proceeds from Shares issued	177,063	1,853,413	118,033	1,251,963
Reinvestment of distributions	14,101	146,465	45,215	481,899
Cost of Shares redeemed	(99,883)	(1,036,123)	(557,036)	(5,921,882)
Change in Institutional Class Share Transactions	91,281	963,755	(393,788)	(4,188,020)

Change from Share Transactions	(781,342)	$(7,924,534)	(6,540,439)	$(68,951,877)

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone High Yield Fund
For the Six Months
Ended		For the Year
March 31, 2014		Ended
(Unaudited)		September 30, 2013
Shares	Dollars	Shares	Dollars

758,928	$6,834,874	2,522,260	$22,830,357
125,985	1,137,375	395,838	3,556,098
(919,900)	(8,302,484)	(7,542,829)	(68,290,416)
(34,987)	(330,235)	(4,624,731)	(41,903,961)

203,835	1,840,474	775,949	7,004,964
67,553	608,669	161,133	1,442,847
(452,449)	(4,071,789)	(1,787,421)	(16,113,288)
(181,061)	(1,622,646)	(850,339)	(7,665,477)

2,763,075	25,500,298	8,990,010	83,051,878
329,566	3,046,295	752,108	6,902,027
(3,686,953)	(34,069,401)	(13,419,253)	(123,575,082)
(594,312)	(5,522,808)	(3,677,135)	(33,621,177)

273,065	2,522,920	4,886,719	44,848,332
159,380	1,473,057	234,644	2,146,850
(313,081)	(2,894,437)	(871,016)	(7,961,980)
119,364	1,101,540	4,250,347	39,033,202

(690,996)	$(6,374,149)	(4,901,858)	$(44,157,413)

37

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Institutional Money Market Fund
For the Six Months
	Ended		For the Year
	March 31, 2014		Ended
	(Unaudited)		September 30, 2013
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class A Share Transactions	—	—	—	—
Class S
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	4,515,898,314	4,515,898,327	7,383,323,316	7,383,323,316
Reinvestment of distributions	35,749	35,749	324,170	324,170
Cost of Shares redeemed	(4,277,913,736)	(4,277,913,736)	(7,319,826,147)	(7,319,826,147)
Change in Institutional Class Share Transactions	238,020,327	238,020,340	63,821,339	63,821,339

Change from Share Transactions	238,020,327	$238,020,340	63,821,339	$63,821,339

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Money Market Fund
For the Six Months
Ended		For the Year
March 31, 2014		Ended
(Unaudited)		September 30, 2013
Shares	Dollars	Shares	Dollars

36,797,894	$36,797,894	51,499,749	$51,499,749
2,587	2,587	3,021	3,021
(28,142,186)	(28,142,186)	(34,576,293)	(34,576,293)
8,658,295	8,658,295	16,926,477	16,926,477

129,533,462	129,533,462	358,072,635	358,072,635
11,916	11,916	21,508	21,508
(124,893,538)	(124,893,538)	(311,456,757)	(311,456,757)
4,651,840	4,651,840	46,637,386	46,637,386

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

13,310,135	$13,310,135	63,563,863	$63,563,863

39

Financial Highlights

Touchstone Active Bond Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013	2012		2011	2010	2009
Net asset value at beginning of period	$10.33		$10.89	$10.46		$10.41	$9.76	$9.01
Income (loss) from investment operations:
Net investment income	0.17		0.30	0.30		0.39	0.39	0.41
Net realized gains (losses) on investments	0.14		(0.38)	0.46		0.10	0.67	0.80
Total from investment operations	0.31		(0.08)	0.76		0.49	1.06	1.21
Distributions from:
Net investment income	(0.19)		(0.36)	(0.33)		(0.44)	(0.41)	(0.46)
Realized capital gains	—		(0.12)	—		—	—	—
Total distributions	(0.19)		(0.48)	(0.33)		(0.44)	(0.41)	(0.46)
Net asset value at end of period	$10.45		$10.33	$10.89		$10.46	$10.41	$9.76
Total return(A)	2.99	%(B)	(0.85%)	7.47%		4.80%	11.10%	13.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,137		$34,635	$79,208		$41,663	$44,107	$36,096
Ratio to average net assets:
Net expenses	0.83	%(C)	0.83%	0.87%		0.90%	0.90%	0.90%
Gross expenses	1.29	%(C)	1.18%	1.23%		1.28%	1.28%	1.21%
Net investment income	3.22	%(C)	2.94%	2.72%		3.80%	3.91%	4.58%
Portfolio turnover rate	144	%(B)	353%	525	%(D)	319%	370%	277%

Touchstone Active Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2014			Year Ended September 30,
	(Unaudited)		2013	2012		2011	2010	2009
Net asset value at beginning of period	$9.64		$10.20	$9.82		$9.80	$9.21	$8.53
Income (loss) from investment operations:
Net investment income	0.11		0.20	0.22		0.30	0.31	0.34
Net realized gains (losses) on investments	0.14		(0.35)	0.42		0.08	0.62	0.73
Total from investment operations	0.25		(0.15)	0.64		0.38	0.93	1.07
Distributions from:
Net investment income	(0.15)		(0.29)	(0.26)		(0.36)	(0.34)	(0.39)
Realized capital gains	—		(0.12)	—		—	—	—
Total distributions	(0.15)		(0.41)	(0.26)		(0.36)	(0.34)	(0.39)
Net asset value at end of period	$9.74		$9.64	$10.20		$9.82	$9.80	$9.21
Total return(A)	2.62	%(B)	(1.55%)	6.59%		4.01%	10.32%	13.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,260		$11,337	$19,386		$7,503	$8,550	$5,867
Ratio to average net assets:
Net expenses	1.58	%(C)	1.58%	1.62%		1.65%	1.65%	1.65%
Gross expenses	2.14	%(C)	1.98%	2.10%		2.44%	2.09%	2.10%
Net investment income	2.47	%(C)	2.19%	1.98%		3.04%	3.15%	3.81%
Portfolio turnover rate	144	%(B)	353%	525	%(D)	319%	370%	277%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Active Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September	September
	2014		30,	30,
	(Unaudited)		2013	2012(A)
Net asset value at beginning of period	$10.32		$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.18		0.33	0.18
Net realized gains (losses) on investments	0.14		(0.39)	0.19
Total from investment operations	0.32		(0.06)	0.37
Distributions from:
Net investment income	(0.20)		(0.39)	(0.17)
Realized capital gains	—		(0.12)	—
Total distributions	(0.20)		(0.51)	(0.17)
Net asset value at end of period	$10.44		$10.32	$10.89
Total return	3.13	%(B)	(0.60%)	3.46	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$56,763		$58,944	$78,575
Ratio to average net assets:
Net expenses	0.58	%(C)	0.58%	0.58	%(C)
Gross expenses	0.96	%(C)	0.88%	0.97	%(C)
Net investment income	3.47	%(C)	3.19%	2.97	%(C)
Portfolio turnover rate	144	%(B)	353%	525	%(D)

Touchstone Active Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September	September
	2014		30,	30,
	(Unaudited)		2013	2012(A)
Net asset value at beginning of period	$10.32		$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.18		0.34	0.18
Net realized gains (losses) on investments	0.14		(0.39)	0.19
Total from investment operations	0.32		(0.05)	0.37
Distributions from:
Net investment income	(0.20)		(0.40)	(0.17)
Realized capital gains	—		(0.12)	—
Total distributions	(0.20)		(0.52)	(0.17)
Net asset value at end of period	$10.44		$10.32	$10.89
Total return	3.17	%(B)	(0.52%)	3.50	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,647		$7,606	$12,311
Ratio to average net assets:
Net expenses	0.50	%(C)	0.50%	0.50	%(C)
Gross expenses	1.08	%(C)	0.95%	1.11	%(C)
Net investment income	3.55	%(C)	3.27%	3.05	%(C)
Portfolio turnover rate	144	%(B)	353%	525	%(D)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Funds acquired on April 16, 2012 and September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

41

Financial Highlights (Continued)

Touchstone High Yield Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013	2012		2011	2010	2009
Net asset value at beginning of period	$8.80		$8.90	$8.13		$8.60	$8.19	$7.85
Income (loss) from investment operations:
Net investment income	0.23		0.51	0.57		0.66	0.75	0.73
Net realized gains (losses) on investments	0.33		(0.10)	0.76		(0.43)	0.42	0.34
Total from investment operations	0.56		0.41	1.33		0.23	1.17	1.07
Distributions from:
Net investment income	(0.24)		(0.51)	(0.56)		(0.70)	(0.76)	(0.73)
Realized capital gains	—		—	—		—	—	—
Total distributions	(0.24)		(0.51)	(0.56)		(0.70)	(0.76)	(0.73)
Net asset value at end of period	$9.12		$8.80	$8.90		$8.13	$8.60	$8.19
Total return(A)	6.40	%(B)	4.68%	16.80%		2.43%	14.90%	16.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$56,533		$54,845	$96,667		$111,888	$113,453	$59,392
Ratio to average net assets:
Net expenses	1.01	%(C)	0.99%	0.99%		1.05%	1.05%	1.05%
Gross expenses	1.15	%(C)	1.13%	1.10%		1.18%	1.20%	1.38%
Net investment income	5.10	%(C)	5.60%	6.48%		7.59%	8.95%	10.58%
Portfolio turnover rate	22	%(B)	47%	48	%(D)	62%	47%	60%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013	2012		2011	2010	2009
Net asset value at beginning of period	$8.79		$8.89	$8.12		$8.59	$8.18	$7.84
Income (loss) from investment operations:
Net investment income	0.19		0.44	0.49		0.60	0.69	0.65
Net realized gains (losses) on investments	0.33		(0.09)	0.78		(0.44)	0.41	0.37
Total from investment operations	0.52		0.35	1.27		0.16	1.10	1.02
Distributions from:
Net investment income	(0.20)		(0.45)	(0.50)		(0.63)	(0.69)	(0.68)
Realized capital gains	—		—	—		—	—	—
Total distributions	(0.20)		(0.45)	(0.50)		(0.63)	(0.69)	(0.68)
Net asset value at end of period	$9.11		$8.79	$8.89		$8.12	$8.59	$8.18
Total return(A)	6.01	%(B)	3.92%	15.93%		1.67%	14.01%	15.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$34,280		$34,661	$42,626		$23,485	$24,412	$18,423
Ratio to average net assets:
Net expenses	1.76	%(C)	1.74%	1.80%		1.80%	1.80%	1.80%
Gross expenses	1.86	%(C)	1.87%	1.92%		2.11%	1.97%	2.11%
Net investment income	4.36	%(C)	4.86%	5.67%		6.83%	8.26%	9.46%
Portfolio turnover rate	22	%(B)	47%	48	%(D)	62%	47%	60%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone High Yield Fund —Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013	2012		2011	2010	2009
Net asset value at beginning of period	$9.01		$9.10	$8.30		$8.77	$8.34	$7.86
Income (loss) from investment operations:
Net investment income	0.26		0.56	0.59		0.68	0.75	0.66
Net realized gains (losses) on investments	0.33		(0.11)	0.79		(0.43)	0.46	0.50
Total from investment operations	0.59		0.45	1.38		0.25	1.21	1.16
Distributions from:
Net investment income	(0.25)		(0.54)	(0.58)		(0.72)	(0.78)	(0.68)
Realized capital gains	—		—	—		—	—	—
Total distributions	(0.25)		(0.54)	(0.58)		(0.72)	(0.78)	(0.68)
Net asset value at end of period	$9.35		$9.01	$9.10		$8.30	$8.77	$8.34
Total return	6.63	%(A)	5.00%	17.10%		2.63%	15.16%	16.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$188,900		$187,463	$222,866		$35,339	$8,482	$3,130
Ratio to average net assets:
Net expenses	0.71	%(B)	0.69%	0.75%		0.80%	0.80%	0.80%
Gross expenses	0.79	%(B)	0.83%	0.86%		0.97%	0.96%	1.36%
Net investment income	5.41	%(B)	5.90%	6.72%		7.64%	9.33%	9.95%
Portfolio turnover rate	22	%(A)	47%	48	%(C)	62%	47%	60%

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September	September
	2014		30,	30,
	(Unaudited)		2013	2012(D)
Net asset value at beginning of period	$9.00		$9.10	$8.88
Income (loss) from investment operations:
Net Investment income	0.25		0.54	0.43
Net realized gains (losses) on investments	0.34		(0.09)	0.23
Total from investment operations	0.59		0.45	0.66
Distributions from:
Net investment income	(0.25)		(0.55)	(0.44)
Net asset value at end of period	$9.34		$9.00	$9.10
Total return	6.67	%(A)	5.00%	7.66	%(A)
Ratios and supplemental data:
Net assets at end of period (000's)	$56,966		$53,844	$15,735
Ratio to average net assets:
Net expenses	0.64	%(B)	0.59%	0.65	%(B)
Gross expenses	0.74	%(B)	0.75%	0.95	%(B)
Net investment income	5.48	%(B)	6.00%	6.82	%(B)
Portfolio turnover rate	22	%(A)	47%	48	%(C)

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of the Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(D)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Institutional Money Market Fund —Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	0.001		0.001		0.002		0.003		0.017
Net realized gains (losses) on investments	—	(A)	—	(A)	(—	)(A)	—	(A)	(—	)(A)	(—	)(A)
Total from investment operations	—	(A)	0.001		0.001		0.002		0.003		0.017
Distributions from:
Net investment income	(—	)(A)	(0.001)		(0.001)		(0.002)		(0.003)		(0.017)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.07%		0.15%		0.20%		0.33%		1.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$790,196		$552,173		$488,351		$377,572		$299,856		$454,008
Ratio to average net assets:
Net expenses	0.17	%(C)	0.20%		0.20%		0.20%		0.20%		0.27	%(D)
Gross expenses	0.39	%(C)	0.40%		0.40%		0.42%		0.42%		0.48%
Net investment income	0.01	%(C)	0.06%		0.14%		0.19%		0.34%		1.57%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.20%.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Money Market Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	0.013
Net realized gains (losses) on investments	—	(A)	—	(A)	(—	)(A)	—	(A)	—		—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	0.013
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.013)
Realized capital gains	—		—		(—	)(A)	—		—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.013)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		1.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$56,829		$48,170		$31,243		$38,101		$72,719		$115,107
Ratio to average net assets:
Net expenses	0.18	%(C)	0.25%		0.36%		0.44%		0.55%		0.89	%(D)
Gross expenses	1.01	%(C)	1.14%		1.15%		1.14%		1.13%		1.12%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.01%		1.16%

Touchstone Money Market Fund—Class S

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2014		Year Ended September 30,
	(Unaudited)		2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	0.011
Net realized gains (losses) on investments	—	(A)	—	(A)	(—	)(A)	—	(A)	—		(—	)(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	0.011
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.011)
Realized capital gains	—		—		(—	)(A)	—		—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.011)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	%(B)	0.01%		0.01%		0.01%		0.01%		1.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$241,225		$236,573		$189,935		$207,874		$183,203		$183,328
Ratio to average net assets:
Net expenses	0.18	%(C)	0.25%		0.36%		0.42%		0.54%		1.17	%(D)
Gross expenses	1.09	%(C)	1.12%		1.16%		1.20%		1.32%		1.45%
Net investment income	0.01	%(C)	0.01%		0.01%		0.01%		0.01%		1.07%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85% and 1.12% for Class A and Class S, respectively.

See accompanying Notes to Financial Statements.

45

Notes to Financial Statements

March 31, 2014 (Unaudited)

1. Organization

The Touchstone Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant a Declaration of Trust dated December 7, 1980. The Trust consists of multiple Funds including the following four funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”) (formerly known as Touchstone Core Bond Fund)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Institutional Money Market Fund (“Institutional Money Market Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Each Fund is an open-end, diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Active Bond Fund and High Yield Fund are registered to offer Class A shares, Class C shares, Class Y shares and Institutional Class Shares. The Institutional Money Market Fund is registered to offer Institutional Class Shares and the Money Market Fund is registered to offer Class A shares and Class S shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by portfolio allocation or credit quality. The Funds did not hold any Level 3 categorized securities during the six months ended March 31, 2014.

All transfers in and out of the levels are recognized at the end of the period. During the six months ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds.

46

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are recognized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation — Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held, on the books of a Fund, to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation — Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments

47

Notes to Financial Statements (Unaudited) (Continued)

in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2014, the Active Bond Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies. For the six months ended March 31, 2014, there were no open forward foreign currency contracts.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, Institutional Money Market Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in

48

Notes to Financial Statements (Unaudited) (Continued)

excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2014, the Institutional Money Market Fund’s derivative assets and liabilities (by type) on a gross basis were as follows.

Counterparty	Assets	Liabilities
Other Financial Instruments:
Repurchase Agreements:
BMO Capital	$24,500,000	$—
Wells Fargo	75,000,000	—
Total gross amount of assets and liabilities subject to MNA	$99,500,000	$—

The following table presents the Institutional Money Market Fund’s derivative assets and liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of March 31, 2014.

		Gross Amounts Available
	Gross Amount of	for Offset in Statement	Non-Cash	Net Amount of
Counterparty	Recognized Assets	of Assets and Liabilities	Collateral Pledged	Derivative Assets(A)
Repurchase Agreements:
BMO Capital	$24,500,000	$—	$(24,500,000)	$—
Wells Fargo	75,000,000	—	(75,000,000)	—
Total	$99,500,000	$—	$(99,500,000)	$—

(A) Net amount represents the net amount receivable from the counterparty in the event of default.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

49

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2014, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Active Bond Fund	$424,205	$438,850
High Yield Fund	7,408,207	7,713,797

All cash collateral received is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the funds to credit worthy approved borrowers at rates that are determined based on daily trading volumes, float, short term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation — The NAV per share of each class of shares of the Active Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The NAV per share of the Institutional Money Market Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of outstanding shares.

The maximum offering price per share of each class of shares of the Institutional Money Market Fund and Money Market Fund is equal to the NAV per share. The maximum offering price per share of Class A shares of the Active Bond Fund and High Yield Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Active Bond Fund and High Yield Fund. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Active Bond Fund and the High Yield Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase for the Active Bond and High Yield Funds. Additionally, purchases of Class C shares of the Active Bond Fund and High Yield Fund are subject to a CDSC of 1.00% that will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on

50

Notes to Financial Statements (Unaudited) (Continued)

debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders all of its income and capital gains. The Active Bond Fund and High Yield Fund declare and distribute net investment income, if any, monthly, as a dividend to shareholders. The Institutional Money Market Fund and Money Market Fund declare distributions from net investment income on a daily basis and distribute as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividends declarations by underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Strategic Trust, Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2014:

	Active Bond	High Yield
	Fund	Fund
Purchases of investment securities	$11,733,093	$72,629,789
Proceeds from sales and maturities	$18,012,198	$80,984,066

For the six months ended March 31, 2014, purchases and proceeds from sales and maturities in U.S. Government Securities were $136,530,853 and $138,911,586 respectively, for Active Bond Fund. There were no purchases, or proceeds from sales and maturities of U.S. Government Securities for the High Yield Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator

51

Notes to Financial Statements (Unaudited) (Continued)

and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee will also receive compensation for each board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued expenses of $23,296 for the six months ended March 31, 2014.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Active Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.35% of such assets in excess of $300 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% of such assets in excess of $300 million
Institutional Money Market Fund	0.20%
Money Market Fund	0.50% on the first $50 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $250 million

The Advisor has entered into investment sub-advisory agreements with the Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Funds, pays the sub-advisory fee to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
Fund	Class A	Class C	Class Y	Class S	Class
Active Bond Fund	0.83%	1.58%	0.58%	—	0.50%
High Yield Fund*	1.05%	1.80%	0.80%	—	0.72%
Institutional Money Market Fund	—	—	—	—	0.20%
Money Market Fund	0.85%	—	—	0.90%	—

*Prior to January 29, 2014, the expense limitations for Classes A, C, Y, and Institutional Class shares were 0.99%, 1.74%, 0.74% and 0.59%, respectively.

52

Notes to Financial Statements (Unaudited) (Continued)

These expense limitations will remain in effect for all funds except the Active Bond Fund through at least January 29, 2015. The fee waivers and expense reimbursements for the Active Bond Fund will remain in effect until at least April 29, 2015.

For the Institutional Money Market Fund and Money Market Fund, in addition to the above expense caps, the Advisor and Sub-Advisor have voluntarily agreed to temporarily waive all or a portion of their fees, to the extent necessary to maintain each Fund’s yield. There is no guarantee that the Advisor and Sub-Advisor will continue to waive such fees in the future.

During the six months ended March 31, 2014, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

	Investment		Other Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Active Bond Fund	$80,317	$84,535	$62,855	$227,707
High Yield Fund	—	137,915	26,000	163,915
Institutional Money Market Fund	82,808	584,290	102,991	770,089
Money Market Fund	—	—	1,328,788	1,328,788

Under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of March 31, 2014, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration
	September	September	September
Fund	30, 2015	30, 2016	30, 2017	Total
Active Bond Fund	$257,785	$446,744	$191,275	$895,804
High Yield Fund	275,993	517,767	143,660	937,420
Institutional Money Market Fund	609,364	1,055,783	667,098	2,332,245
Money Market Fund	—	12,642	—	12,642

The Advisor did not recoup any amount it previously waived or reimbursed during the six months ended March 31, 2014.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excludingTouchstone Institutional Money Market Fund,Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets. For

53

Notes to Financial Statements (Unaudited) (Continued)

the Institutional Money Market Fund, the Advisor receives an annual fee of 0.20% of the Fund’s average daily net assets up to and including $100 million; and 0.16% of all such assets in excess of $100 million.

The Advisor engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $17 per sub-account maintained by the intermediary. The Funds will only reimburse the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING ARANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. The Fund currently limits the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class S plan, each Fund offering Class S shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Fund currently limits the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed during the six months ended March 31, 2014:

Fund	Amount
Active Bond Fund	$2,464
High Yield Fund	6,403

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Notes to Financial Statements (Unaudited) (Continued)

In addition, the Underwriter collected CDSC on the redemption of Class A shares of the Money Market Fund of $50 and collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended March 31, 2014:

Fund	Amount
Active Bond Fund	$36
High Yield Fund	522

AFFILIATED INVESTMENTS

The Active Bond Fund and High Yield Fund may each invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2014, is as follows:

		Share Activity
	Balance			Balance		Value
	09/30/13	Purchases	Sales	03/31/14	Dividends	03/31/14
Active Bond Fund	2,106,583	68,534,008	(68,630,734)	2,009,857	$123	$2,009,857
High Yield Fund	5	54,293,835	(52,985,071)	1,308,769	178	$1,308,769

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid are as follows:

	Active Bond Fund		High Yield Fund
	2013	2012	2013	2012
From ordinary income	$7,202,089	$2,631,284	$21,049,469	$16,002,391

	Institutional Money Market Fund		Money Markey Fund
	2013	2012	2013	2012
From ordinary income	$324,129	$607,253	$24,898	$27,526

55

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of September 30, 2013:

			Institutional
	Active Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$110,272,898	$327,038,090	$554,452,699	$285,869,864
Gross unrealized appreciation	3,890,516	8,154,205	—	—
Gross unrealized depreciation	(2,237,050)	(5,936,602)	(461)	(102)
Net unrealized appreciation (depreciation)	1,653,466	2,217,603	(461)	(102)
Accumulated capital and other losses	(75,595,865)	(986,479)	(36,413)	(2,692)
Undistributed ordinary income	114,262	130,532	256	—
Qualified Late-Year losses	(998,340)	—	—	—
Other temporary differences	—	—	—	(7)
Accumulated earnings (deficit)	$(74,826,477)	$1,361,656	$(36,618)	$(2,801)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Short Term Expiring On					No Exp Short	No Exp Long
Fund	2014	2015	2016	2017	2018	Term*	Term*	Total
Active Bond Fund	$1,172,463	$28,880,095	$37,115,347	$8,427,960	$—	$—	$—	$75,595,865
High Yield Fund	—	—	—	—	986,479	—	—	986,479
Institutional Money Market Fund	—	—	31,587	—	—	4,826	—	36,413
Money Market Fund	—	—	—	—	—	2,692	—	2,692

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act were effective each fiscal year for the Fund's beginning October 1, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of March 31, 2014, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$101,619,457	$4,057,755	$(1,060,405)	$2,997,350
High Yield Fund	326,920,951	13,429,920	(725,974)	12,703,946

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2010 through 2013) and have concluded that no provision for income tax is required in their financial statements.

56

Notes to Financial Statements (Unaudited) (Continued)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

9. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected lift, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact the Fund’s net asset value.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

57

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2013 through March 31, 2014.

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended March 31, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

58

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2014	2013	2014	2014*
Touchstone Active Bond Fund
Class A	Actual	0.83%	$1,000.00	$1,029.90	$4.20
Class A	Hypothetical	0.83%	$1,000.00	$1,020.79	$4.18

Class C	Actual	1.58%	$1,000.00	$1,026.20	$7.98
Class C	Hypothetical	1.58%	$1,000.00	$1,017.05	$7.95

Class Y	Actual	0.58%	$1,000.00	$1,031.30	$2.94
Class Y	Hypothetical	0.58%	$1,000.00	$1,022.04	$2.92

Institutional Class	Actual	0.50%	$1,000.00	$1,031.70	$2.53
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

Touchstone High Yield Fund
Class A	Actual	1.01%	$1,000.00	$1,064.00	$5.20	**
Class A	Hypothetical	1.01%	$1,000.00	$1,019.90	$5.09	**

Class C	Actual	1.76%	$1,000.00	$1,060.10	$9.04	**
Class C	Hypothetical	1.76%	$1,000.00	$1,016.16	$8.85	**

Class Y	Actual	0.71%	$1,000.00	$1,066.30	$3.66	**
Class Y	Hypothetical	0.71%	$1,000.00	$1,021.39	$3.58	**

Institutional Class	Actual	0.64%	$1,000.00	$1,066.70	$3.30	**
Institutional Class	Hypothetical	0.64%	$1,000.00	$1,021.74	$3.23	**

Touchstone Institutional Money Market Fund
Institutional Class	Actual	0.17%	$1,000.00	$1,000.10	$0.85
Institutional Class	Hypothetical	0.17%	$1,000.00	$1,024.08	$0.86

Touchstone Money Market Fund
Class A	Actual	0.18%	$1,000.00	$1,000.10	$0.90
Class A	Hypothetical	0.18%	$1,000.00	$1,024.03	$0.91

Class S	Actual	0.18%	$1,000.00	$1,000.10	$0.90
Class S	Hypothetical	0.18%	$1,000.00	$1,024.03	$0.91

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

**The expense limitations of the High Yield Fund was changed effective 1/29/2014. Had the new expense limitations been in place for the full six months the Actual expenses paid during the period ended 3/31/2014 would have been $5.40, $9.25, $3.97, and $3.71 for Classes A, C, Y and the Institutional Class shares, respectively. The Hypothetical expenses for the same time period would have been $5.29, $9.05, $3.88, and $3.63 for Classes A, C, Y and the Institutional Class shares, respectively.

59

Other Items (Unaudited) (Continued)

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 21, 2013, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Investment Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

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Other Items (Unaudited) (Continued)

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2013 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived portions of the fees and/or reimbursed expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund as well as a discussion by management regarding to the amount of the Advisory fees paid by the Funds and Sub Advisory fees paid by the Advisor in light of the level of Fund assets invested in the Touchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

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Other Items (Unaudited) (Continued)

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Active Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2013, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2013, and the Fund’s performance was in the 3rd quintile for the thirty-six-month period ended June 30, 2013. The Board noted management’s discussion of the Fund’s under performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2013, and the Fund’s performance was in the 3rd quintile for the twelve- and thirty-six-month periods ended June 30, 2013. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund’s assets increased. The Board noted that the current advisory fee for the Touchstone Active Bond Fund, the Touchstone High Yield Fund and the Touchstone

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Other Items (Unaudited) (Continued)

Money Market Fund currently reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided, The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their respective performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor’s sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Funds. The Board also compared the sub-advisory fees paid by the Advisor to fees charged

63

Other Items (Unaudited) (Continued)

by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Active Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Institutional Money Market Fund. The Trustees considered the sub-advisory fee in view of the sub-advisory fees paid with respect to otherTouchstone Funds. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Trustees considered the sub-advisory fee in view of the sub-advisory fees paid with respect to other Touchstone Funds. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2013, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor’s focus on the Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

67

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-55-TINT-SAR-1403

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 06/03/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 06/03/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 06/03/14

* Print the name and title of each signing officer under his or her signature.